United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        ---------------------------------

             (Exact name of the registrant as specified in charter)


                          210 West Pennsylvania Avenue
                          ----------------------------
                             Towson, Maryland 21204
                             ----------------------

               (Address of principle executive offices) (Zip code)


                                Theresa D. Becks
                                ----------------
                    Campbell & Company Investment Adviser LLC
                    -----------------------------------------
                          210 West Pennsylvania Avenue
                          ----------------------------
                             Towson, Maryland 21204
                             ----------------------

                    (name and address for agent for service)


        Registrant's telephone number including area code: (800) 698-7235
                                                           --------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                   Date of reporting period: December 31, 2005
                                             -----------------

Item 1. Reports to Shareholders

Dear Shareholder,

January's positive performance was dominated by positive returns from the cash equities sector. The global markets saw widespread reversals of strong trends experienced toward the latter part of 2004. These reversals negatively impacted the Trust's currencies and equity indices sectors while providing opportunity for the cash equities sector to excel.

February results were also positive even though increased concern over the direction of U.S. interest rate policy had a disruptive effect on the markets. Official acknowledgement of increased prospects for sustained Federal Reserve tightening due to robust economic growth sent long term rates sharply higher. Notions of steady growth positively affected both the Trust's equity indices and cash equities sectors while adversely impacting the fixed income sector.

The Trust finished the first quarter with profits in March as well. Overall, activity was muted even while U.S. bond market yields continued to climb, sending equity markets lower. On the positive side, the fixed income sector posted profits with divergent performance between the U.S. and overseas interest rate markets. The cash equities sector also contributed positively in a somewhat listless environment. The energy sector posted profits on rising prices, but currencies finished the month with losses in the midst of whipsawing action.

April saw exceptionally strong performances in the fixed income, cash equities and currencies sectors which were offset in large part by negative results in the energy and equity indices sectors. The oil sector ended the month in a volatile decline due to concerns over inventory levels. The stock markets had to deal with data that caused observers to reconsider their economic forecasts in the light of steadily higher interest rates and a long term price of oil that could see $50 per barrel as a floor. Overall, the Trust posted positive results for the month.

The Trust's results were very positive in May on the back of exceptional performances in the cash equities, currencies, and fixed income sectors. Economic forecasters and market participants latched on to data suggesting that recent growth might not spark inflationary pressures and crude oil saw levels below $50 a barrel for the last time in 2005. Significant political events in Europe with respect to the EU constitution caused investors to feel much more constructive about holding U.S. Dollars which worked to the Trust's advantage.

Returns in June almost duplicated the fine results achieved in the previous month. Strong performance for the U.S. Dollar benefited the Trust's currencies sector. The fixed income sector also delivered positive results as did the energy sector on the back of global economic uncertainty stemming from concerns over rising Asian demand for oil and OPEC production capacity.

The Trust posted its eleventh consecutive month of profit in July. Both the equity indices and currencies sectors benefited from global satisfaction resulting from China's first steps to move its currency closer to fair value. The bond markets, however, reeled from rising economic optimism causing losses for the Trust along the yield curve.

Monthly performance in August was negative for the first time in 2005. Hurricanes in the United States forced energy prices sharply higher, severely damaging economic confidence and sending global markets in sharp reversal. With the exception of the energy sector every other sector showed losses on the month.

September results rebounded from the previous month's disappointing finish. The two largest contributors were the currencies and equity indices sectors. Notably, non-U.S. stock markets showed surprising strength (that would largely continue for the balance of the year). Energy prices retreated from over $70 a barrel for crude, leading to losses in that sector. Higher U.S. rates resulted in profits for the Trust's interest rates and currencies sectors.

During October, the Trust had large gains in the cash equities, currencies and fixed income sectors. Rising economic optimism in the U.S. continued to erase any concerns due to hurricane damage. As a consequence, higher rates temporarily stalled equity market advances while interest rates rose across the board. It is worth noting that October results revealed a consistent theme evidenced throughout the year in terms of the uncorrelated interaction between the Trust's cash equities and equity indices sectors, the former was up while the latter suffered losses.

A pronounced continuation of established macroeconomic trends pushed the well diversified Trust to another profitable month in November on the back of rising short term rates abroad, rising stock markets, and a higher U.S. dollar. The cash equities sector did especially well while the equity indices sector was unprofitable. The short-term rate sector posted positive returns, but long-term rates posted losses and currency positions made sizeable gains in the face of a pullback in the energy sector.

The Trust finished 2005 with a loss in December primarily due to a sharp reversal in the U.S. Dollar/Yen exchange rate. With Japanese growth firmly entrenched, rising anticipation of an end to monetary accommodation in Japan led to a dramatic reduction of positions in that currency pair. Even though global economic optimism allowed cash equities to be profitable and the energy sector managed profits during a volatile pullback, good returns in these areas were not able to compensate for losses in fixed income and currencies sectors.

Best regards,

/s/ Bruce L. Cleland

Bruce L. Cleland
Chief Executive Officer

                        THE CAMPBELL MULTI-STRATEGY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2005

                                -----------------

ASSETS
  Investment securities at value (cost - $35,531,430)                 35,677,726
  Cash deposits with custodian                                         7,538,449
  Cash deposits with securities broker                                   102,948
  Cash deposits with futures broker                                      710,929
  Cash deposits with forwards broker                                   3,061,573
  Cash                                                                    18,998
  Receivable for securities sold                                       3,016,043
  Interest and dividends receivable                                       31,004
  Prepaid expenses                                                        21,292
  Receivable from trading adviser                                          5,911
                                                                    ------------

      Total assets                                                  $ 50,184,873
                                                                    ============

LIABILITIES
  Securities sold short at value (proceeds - $19,152,858)           $ 19,316,058
  Payable for securities purchased                                     3,114,582
  Net unrealized loss on open futures contracts                          155,995
  Net unrealized loss on open forward currency contracts                 639,527
  Accounts payable                                                       104,771
  Accrued commissions and other trading fees
     on open futures and forward currency contracts                        2,339
  Securities brokerage fees payable                                        7,621
  Dividends payable                                                       13,817
  Trading management fee payable                                          44,717
  Performance fee payable                                                211,461
  Offering costs payable                                                  16,769
                                                                    ------------

      Total liabilities                                               23,627,657
                                                                    ------------

NET ASSETS                                                          $ 26,557,216
                                                                    ============

SHAREHOLDER'S CAPITAL (Net Assets)
  19,926.407 shares outstanding
    at December 31, 2005; unlimited
    shares authorized                                                 26,557,216
                                                                    ------------

      Total shareholder's capital (Net Assets)
        (equivalent to $1,332.76 per share based
        on 19,926.407 shares outstanding)                           $ 26,557,216
                                                                    ============

                             See accompanying notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                -----------------

INVESTMENT SECURITIES
                                                                                                                % of Net
  Common Stocks (United States)                                                    Shares          Value       Asset Value
                                                                                ------------   ------------   ------------
  Basic Materials
    Dow Chemical Co.                                                                   3,555   $    155,780           0.59%
    PPG Industries Inc.                                                                2,022        117,074           0.44%
    Other                                                                                           575,543           2.16%
                                                                                               ------------   ------------
                                                                                                    848,397           3.19%
                                                                                               ------------   ------------
  Communications
    Avaya Inc.*                                                                       12,406        132,372           0.50%
    McAfee Inc.*                                                                       5,931        160,908           0.61%
    Motorola Inc.                                                                     12,446        281,155           1.06%
    Sprint Nextel Corp.                                                                7,845        183,259           0.69%
    Other                                                                                         1,495,431           5.63%
                                                                                               ------------   ------------
                                                                                                  2,253,125           8.49%
                                                                                               ------------   ------------
  Consumer, Cyclical
    Bed Bath & Beyond Inc.*                                                            5,402        195,282           0.73%
    MDC Holdings Inc.                                                                  2,991        185,382           0.70%
    Urban Outfitters Inc.*                                                            10,237        259,098           0.97%
    Walgreens Co.                                                                      3,106        137,472           0.52%
    Other                                                                                         2,198,271           8.28%
                                                                                               ------------   ------------
                                                                                                  2,975,505          11.20%
                                                                                               ------------   ------------
  Consumer, Non-cyclical
    Weight Watcher's International Inc.*                                               2,629        129,951           0.49%
    Other                                                                                         3,244,461          12.22%
                                                                                               ------------   ------------
                                                                                                  3,374,412          12.71%
                                                                                               ------------   ------------

  Diversified                                                                                        74,275           0.28%
                                                                                               ------------   ------------

  Energy
    ConocoPhillips                                                                     3,352        195,019           0.73%
    Other                                                                                           411,937           1.55%
                                                                                               ------------   ------------
                                                                                                    606,956           2.28%
                                                                                               ------------   ------------
  Financial
    MetLife Inc.                                                                       7,432        364,168           1.37%
    Principal Financial Group Inc.                                                     3,643        172,787           0.65%
    Other                                                                                         2,490,003           9.38%
                                                                                               ------------   ------------
                                                                                                  3,026,958          11.40%
                                                                                               ------------   ------------
  Industrial
    3M Co.                                                                             1,795        139,113           0.52%
    General Dynamics Corp.                                                             1,346        153,511           0.58%
    Joy Global Inc.                                                                    3,878        155,120           0.58%
    Quanex Corp.                                                                       2,451        122,476           0.46%
    Other                                                                                         2,575,046           9.70%
                                                                                               ------------   ------------
                                                                                                  3,145,266          11.84%
                                                                                               ------------   ------------
  Technology
    Hewlett-Packard Co.                                                               13,470        385,646           1.45%
    Other                                                                                         1,453,544           5.48%
                                                                                               ------------   ------------
                                                                                                  1,839,190           6.93%
                                                                                               ------------   ------------

  Utilities                                                                                         709,258           2.67%
                                                                                               ------------   ------------
        Total common stocks (cost - $18,716,105)                                               $ 18,853,342          70.99%
                                                                                               ============   ============

-----------------------------
* - Non-income producing security.

                             See accompanying notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                -----------------

INVESTMENT SECURITIES (Continued)
                                                                                                                % of Net
  American Depository Receipts                                                     Shares          Value       Asset Value
                                                                                ------------   ------------   ------------
    Australia
      Basic Materials                                                                          $     16,710           0.06%
                                                                                               ------------   ------------
    France
      Communications                                                                                  1,978           0.01%
                                                                                               ------------   ------------
    Germany
      Communications                                                                                  6,602           0.03%
      Technology                                                                                      6,288           0.02%
                                                                                               ------------   ------------
                                                                                                     12,890           0.05%
                                                                                               ------------   ------------
    Hong Kong
      Communications                                                                                 16,419           0.06%
                                                                                               ------------   ------------
    Mexico
      Communications                                                                                  8,924           0.03%
                                                                                               ------------   ------------
    Peru
      Basic Materials                                                                                18,310           0.07%
                                                                                               ------------   ------------

    South Korea
      Basic Materials
        POSCO                                                                          2,555        126,498           0.48%
      Communications                                                                                 39,176           0.15%
                                                                                               ------------   ------------
                                                                                                    165,674           0.63%
                                                                                               ------------   ------------
    Spain
      Consumer, Non-cyclical                                                                         38,240           0.14%
      Financial                                                                                      36,246           0.14%
                                                                                               ------------   ------------
                                                                                                     74,486           0.28%
                                                                                               ------------   ------------
    Sweden
      Communications                                                                                 29,894           0.11%
                                                                                               ------------   ------------

    United Kingdom
      Basic Materials                                                                                32,537           0.12%
      Communications                                                                                 76,261           0.29%
      Consumer, Non-cyclical                                                                         26,433           0.10%
      Energy                                                                                            451           0.00%
                                                                                               ------------   ------------

                                                                                                    135,682           0.51%
                                                                                               ------------   ------------
        Total American depository receipts (cost - $471,908)                                        480,967           1.81%
                                                                                               ============   ============

  United States Government Securities**

      Maturity                                                                                                  % of Net
     Face Value     Date         Description                                                       Value       Asset Value
    -----------  ----------  -------------------                                               ------------   ------------
    $14,200,000  02/02/2006  U.S. Treasury Bills                                                 14,151,657          53.29%
    $ 2,000,000  02/02/2006  U.S. Treasury Bills                                                  1,993,191           7.50%
    $   200,000  03/09/2006  U.S. Treasury Bills                                                    198,569           0.75%
                                                                                               ------------   ------------

        Total United States government securities
          (cost, including accrued interest, - $16,343,417)                                      16,343,417          61.54%
                                                                                               ============   ============
        Total investment securities (cost - $35,531,430)                                       $ 35,677,726         134.34%
                                                                                               ============   ============

-----------------------------
* - Non-income producing security.
** - pledged as collateral for the trading of futures, forward and equity securities.

                             See accompanying notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                December 31, 2005

                                -----------------

FUTURES CONTRACTS

  Contracts Purchased
                                                                                                                % of Net
    Description                                                                                    Value       Asset Value
                                                                                               ------------   ------------
      Energy                                                                                   $   (199,118)         (0.75)%
      Metals                                                                                         10,747           0.04%
      Stock indices                                                                                 (31,084)         (0.12)%
      Long-term interest rates                                                                          234           0.00 %
                                                                                               ------------   ------------
        Net unrealized (loss) on futures contracts purchased                                       (219,221)         (0.83)%
                                                                                               ------------   ------------

  Contracts Sold
    Description
      Metals                                                                                           (613)         (0.00)%
      Stock indices                                                                                  (4,815)         (0.02)%
      Short-term interest rates                                                                      80,370           0.30 %
      Long-term interest rates                                                                      (11,716)         (0.04)%
                                                                                               ------------   ------------
        Net unrealized gain on futures contracts sold                                                63,226           0.24 %
                                                                                               ------------   ------------
        Net unrealized (loss) on futures contracts                                             $   (155,995)         (0.59)%
                                                                                               ============   ============

FORWARD CURRENCY CONTRACTS

  Contracts Purchased                                                                                           % of Net
                                                                                                  Value        Asset Value
                                                                                               ------------   ------------
        Net unrealized (loss) on forward currency contracts purchased                          $   (523,311)         (1.97)%
                                                                                               ------------   ------------

  Contracts Sold

                           Notional Contract
    Counterparty    Date        Amount       Currency    Buy/Sell
    ------------  --------  -------------  ------------  --------
      ABN AMRO    03/15/06  3,445,048,773  Japanese Yen    Sell                                    (437,576)         (1.65)%
                                           Other                                                    321,360           1.21 %
                                                                                               ------------   ------------
        Net unrealized (loss) on forward currency contracts sold                                   (116,216)         (0.44)%
                                                                                               ------------   ------------
        Net unrealized (loss) on forward currency contracts                                    $   (639,527)         (2.41)%
                                                                                               ============   ============

INVESTMENT SECURITIES SOLD SHORT
                                                                                                                % of Net
  Common Stocks (United States)                                                    Shares          Value       Asset Value
                                                                                ------------   ------------   ------------
    Basic Materials
      Agnico-Eagle Mines Ltd.                                                          9,625   $    190,190           0.72 %
      Alcoa Inc.                                                                       9,824        290,496           1.09 %
      International Paper Co.                                                          4,703        158,068           0.60 %
      Kinross Gold Corp.***                                                           16,263        149,945           0.56 %
      Newmont Mining Corp.                                                             5,406        288,680           1.09 %
      Other                                                                                         785,392           2.95 %
                                                                                               ------------   ------------
                                                                                                  1,862,771           7.01 %
                                                                                               ------------   ------------
    Communications
      Akamai Technologies Inc.***                                                      6,189        123,347           0.46 %
      Other                                                                                         718,921           2.71 %
                                                                                               ------------   ------------
                                                                                                    842,268           3.17 %
                                                                                               ------------   ------------

-----------------------------
*** - Security did not pay a dividend during the previous twelve months.

                             See accompanying notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                December 31, 2005

                                -----------------

INVESTMENT SECURITIES SOLD SHORT (Continued)
                                                                                                               % of Net
  Common Stocks (United States) (continued)                                        Shares          Value      Asset Value
                                                                                ------------   ------------   ------------
    Consumer, Cyclical
      AMR Corp.***                                                                     9,493   $    211,029           0.79%
      Ann Taylor Stores Corp.                                                          6,598        227,763           0.86%
      Foot Locker Inc.                                                                 4,946        116,676           0.44%
      Harrah's Entertainment Inc.                                                      1,915        136,520           0.51%
      International Game Technology                                                    4,135        127,275           0.48%
      Lennar Corp.                                                                     1,926        117,525           0.44%
      Ruby Tuesday Inc.                                                                6,433        166,550           0.63%
      Wendy's International Inc.                                                       3,559        196,670           0.74%
      Other                                                                                       1,888,039           7.11%
                                                                                               ------------   ------------
                                                                                                  3,188,047          12.00%
                                                                                               ------------   ------------
    Consumer, Non-cyclical
      Reynolds American Inc.                                                           1,263        120,402           0.45%
      Other                                                                                       2,230,273           8.40%
                                                                                               ------------   ------------
                                                                                                  2,350,675           8.85%
                                                                                               ------------   ------------
    Energy
      Amerada Hess Corp.                                                               1,187        150,535           0.57%
      Chesapeake Energy Corp.                                                          5,959        189,079           0.71%
      Maverick Tube Corp. ***                                                          4,119        164,183           0.62%
      Murphy Oil Corp.                                                                 5,275        284,797           1.07%
      Nabors Industries Ltd.***                                                        1,779        134,759           0.51%
      Suncor Energy Inc.                                                               3,984        251,510           0.95%
      Transocean Inc.***                                                               2,006        139,798           0.53%
      Weatherford International Ltd.***                                                5,287        191,389           0.72%
      Other                                                                                       2,933,593          11.05%
                                                                                               ------------   ------------
                                                                                                  4,439,643          16.73%
                                                                                               ------------   ------------
    Financial
      Capital One Financial Corp.                                                      2,494        215,482           0.81%
      Other                                                                                       1,988,952           7.49%
                                                                                               ------------   ------------
                                                                                                  2,204,434           8.30%
                                                                                               ------------   ------------
    Industrial
      Eaton Corp.                                                                      2,673        179,332           0.67%
      Northrop Grumman Corp.                                                           3,920        235,631           0.89%
      Symbol Technologies, Inc.                                                       13,677        175,339           0.66%
      Other                                                                                       1,537,159           5.79%
                                                                                               ------------   ------------
                                                                                                  2,127,461           8.01%
                                                                                               ------------   ------------
    Technology
      Integrated Device Technology Inc.***                                            11,067        145,863           0.55%
      Other                                                                                       1,027,503           3.87%
                                                                                               ------------   ------------
                                                                                                  1,173,366           4.42%
                                                                                               ------------   ------------

    Utilities                                                                                       553,237           2.08%
                                                                                               ------------   ------------

        Total common stocks sold short
          (proceeds - $18,583,200)                                                             $ 18,741,902          70.57%
                                                                                               ============   ============

-----------------------------
*** - Security did not pay a dividend during the previous twelve months.

                             See accompanying notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                December 31, 2005

                                -----------------

INVESTMENT SECURITIES SOLD SHORT (Continued)

                                                                                                                % of Net
  American Depository Receipts                                                     Shares          Value      Asset Value
                                                                                ------------   ------------   ------------
    Brazil
      Communications                                                                           $     22,346           0.08%
                                                                                               ------------   ------------

    China
      Energy                                                                                          3,323           0.01%
                                                                                               ------------   ------------
    France
      Energy                                                                                         69,267           0.26%
                                                                                               ------------   ------------
    Germany
      Industrial                                                                                     58,886           0.22%
      Technology                                                                                      5,904           0.02%
                                                                                               ------------   ------------
                                                                                                     64,790           0.24%
                                                                                               ------------   ------------
    India
      Financial                                                                                      22,061           0.08%
      Technology                                                                                      5,489           0.02%
                                                                                               ------------   ------------
                                                                                                     27,550           0.10%
                                                                                               ------------   ------------
    Israel
      Consumer, Non-cyclical                                                                         24,602           0.09%
                                                                                               ------------   ------------
    Japan
      Consumer, Cyclical                                                                             13,954           0.05%
      Technology                                                                                        176           0.00%
                                                                                               ------------   ------------
                                                                                                     14,130           0.05%
                                                                                               ------------   ------------
    Mexico
      Communications                                                                                  5,306           0.02%
                                                                                               ------------   ------------
    Netherlands
      Industrial
        Koninklijke Philips Electronics NV                                             4,835        150,369           0.57%
      Financial                                                                                       9,401           0.04%
                                                                                               ------------   ------------
                                                                                                    159,770           0.61%
                                                                                               ------------   ------------
    South Africa
      Basic Materials                                                                                48,794           0.19%
                                                                                               ------------   ------------

    South Korea
      Utilities                                                                                      14,793           0.06%
                                                                                               ------------   ------------

    Taiwan
      Technology
        Taiwan Semiconductor Manufacturing Co. Ltd.                                   12,057        119,485           0.45%
                                                                                               ------------   ------------

        Total American depository receipts (proceeds - $569,658)                                    574,156           2.16%
                                                                                               ============   ============

        Total investment securities sold short
          (proceeds - $19,152,858)                                                             $ 19,316,058          72.73%
                                                                                               ============   ============

                             See accompanying notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2005

                                -----------------

INVESTMENT INCOME
  Dividend income (net of foreign withholding taxes of $2,333)      $   191,976
  Interest income                                                       631,989
                                                                    -----------
    Total income                                                        823,965
                                                                    -----------
EXPENSES
  Sales fee                                                             435,624
  Trading management fee                                                435,624
  Performance fee                                                       739,159
  Dividends on securities sold short                                    161,772
  Stock loan fees                                                        65,601
  Professional fees                                                      71,601
  Offering costs                                                         66,111
  Custodian fees                                                         39,432
  Trustees' fees                                                         42,000
  Miscellaneous                                                           1,899
                                                                    -----------

    Total expenses                                                    2,058,823
    Operating expenses exceeding limit                                   (5,911)
                                                                    -----------
    Net expenses                                                      2,052,912
                                                                    -----------
      Net investment loss                                            (1,228,947)
                                                                    -----------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
  Net realized gain (loss) from investments:
    Investment securities trading, net                                1,286,094
    Loss on investment securities sold short                           (926,885)
    Futures trading, net                                              1,685,401
    Forwards trading, net                                             1,829,213
                                                                    -----------
      Total net realized gain from investments                        3,873,823
                                                                    -----------
  Net change in unrealized appreciation (depreciation)
   of investments:
    Investment securities trading                                       114,896
    Gain on investment securities sold short                            508,055
    Futures trading                                                    (205,897)
    Forwards trading                                                   (230,046)
                                                                    -----------
      Net change in unrealized appreciation of investments              187,008
                                                                    -----------
          Net realized and unrealized gain from investments           4,060,831
                                                                    -----------
          Net increase in net assets from operations                $ 2,831,884
                                                                    ===========

                             See accompanying notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
           STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL (NET ASSETS)
                 For the Years Ended December 31, 2005 and 2004

                                -----------------

                                                                                  Shareholders' Capital (Net Assets)
                                                         Total       ------------------------------------------------------------
                                                       Number of       Managing                        Other
                                                     Units/Shares       Member       Shareholder     Unitholders        Total
                                                     ------------    ------------    ------------    ------------    ------------
Balances at December 31, 2003                          10,033.733    $ 10,562,863    $          0    $          0    $ 10,562,863
                                                     ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets from operations:
  Net investment loss                                                    (639,290)              0         (56,541)       (695,831)
  Net realized gain from investments                                    2,561,948               0         778,544       3,340,492
  Net change in unrealized appreciation
    (depreciation) of investments                                        (958,881)              0        (262,903)     (1,221,784)
                                                                     ------------    ------------    ------------    ------------

        Increase in net assets from operations                            963,777               0         459,100       1,422,877
                                                                     ------------    ------------    ------------    ------------

Proceeds from unitholder subscriptions                  7,121.952         302,784               0       7,402,641       7,705,425
                                                     ------------    ------------    ------------    ------------    ------------

Balances at December 31, 2004                          17,155.685      11,829,424               0       7,861,741      19,691,165
                                                     ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets from operations:
  Net investment loss                                                    (659,033)       (513,330)        (56,584)     (1,228,947)
  Net realized gain from investments                                    1,235,422       2,623,184          15,217       3,873,823
  Net change in unrealized appreciation
    (depreciation) of investments                                       1,190,531      (1,265,924)        262,401         187,008
                                                                     ------------    ------------    ------------    ------------

        Increase in net assets from operations                          1,766,920         843,930         221,034       2,831,884
                                                                     ------------    ------------    ------------    ------------

Capital transactions:
  Proceeds from shareholder subscriptions               9,855.102      11,856,075         260,867         274,598      12,391,540
  Payments for shareholder redemptions                 (7,084.380)              0               0      (8,357,373)     (8,357,373)
  Transfer of Managing Member units
    to shares of Trust                                                (25,452,419)     25,452,419               0               0
                                                     ------------    ------------    ------------    ------------    ------------

        Total capital transactions                      2,770.722     (13,596,344)     25,713,286      (8,082,775)      4,034,167
                                                     ------------    ------------    ------------    ------------    ------------

Balances at December 31, 2005                          19,926.407    $          0    $ 26,557,216    $          0    $ 26,557,216
                                                     ============    ============    ============    ============    ============

                             See accompanying notes.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS

                                -----------------

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.    General Description of the Trust

      The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

      The Trust engages in the speculative trading of securities, futures and forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the provisions of the 1940 Act and the rules and regulations thereunder. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of commodity brokers, securities brokers and interbank market makers through which the Trust trades.

B.    Method of Reporting

      The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

      For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.    Cash

      Cash includes cash and short-term time deposits held at financial institutions.

D.    Futures and Forward Currency Contracts

      Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 5:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                -----------------

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.    Investment Securities

      Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

F.    Income Taxes

      The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

G.    Offering Costs

      Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At December 31, 2005, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $16,769. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

      If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At December 31, 2005, the amount of unreimbursed offering costs incurred by the Adviser is $629,673.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                -----------------

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H.    Foreign Currency Transactions

      The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2. INVESTMENT ADVISER

      As of July 1, 2005, the Investment Adviser of the Trust became Campbell & Company Investment Adviser LLC (the Adviser). The Adviser will manage the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser will be paid a monthly management fee of 1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined).

      Prior to July 1, 2005, the Trading Advisor of the Trust was Campbell & Company, Inc.

      From January 1, 2005 through June 30, 2005, the Trust paid management and performance fees of $174,757 and $527,698, respectively, back to the shareholders in the form of 558.392 shares.

Note 3. SALES FEE

      Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined). All sales fees earned during the year ended December 31, 2005 were paid back to the shareholders in the form of
      343.040 shares.

Note 4. OPERATING EXPENSES

      Operating expenses of the Trust including professional, custodian and trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit. During 2005, actual operating expenses exceeded the limit of 0.5% by $5,911. The amount is recorded as a receivable from the Adviser on the statement of assets and liabilities and is shown as a reduction to total expenses on the statement of operations.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                -----------------

Note 5. DEPOSITS WITH COMMODITY BROKER

      The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the commodity broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

      The Commodity Exchange Act requires a commodity broker to segregate all customer transactions and assets from such commodity broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a commodity broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

      The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at December 31, 2005 was $16,144,848, which equals 61% of Net Asset Value.

Note 6. DEPOSITS WITH CUSTODIAN

      The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

      Assets on deposit with a custodian are subject to credit risk. In the event of a custodian's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7. SUBSCRIPTIONS, DISTRIBUTIONS AND REDEMPTIONS

      Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

      The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees. A Shareholder may request and receive redemption of shares owned, subject to restrictions in the Second Amended and Restated Declaration of Trust.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                -----------------

Note 8. SECURITIES TRANSACTIONS

      The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the year ended December 31, 2005 were $397,025,315 and $398,025,470, respectively.

      The U.S. federal income tax basis of the Trusts investment at December 31, 2005 was as follows:

          Investment securities                 35,677,726
          Securities sold short                (19,316,058)
          Open forward currency contracts         (624,818)
          Open futures contracts                  (258,310)

      The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $87,606 (gross unrealized appreciation was $152,680 and gross unrealized depreciation was $65,074).

Note 9. TRADING ACTIVITIES AND RELATED RISKS

      The Trust engages in the speculative trading of U.S. and foreign futures contracts and forward currency contracts (collectively, "derivatives"). The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

      The Trust also engages in the speculative trading of securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

      The Trust also trades forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with forward currency contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

      The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

      For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                -----------------

Note 9. TRADING ACTIVITIES AND RELATED RISKS (Continued)

      The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Shareholder bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, redemptions received.

      All open futures and forward contracts mature within one year.

Note 10. INDEMNIFICATIONS

      In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                -----------------

Note 11. FINANCIAL HIGHLIGHTS

      The following information presents per share operating performance data and other supplemental financial data for the years ended December 31, 2005 and 2004, and for the period November 6, 2003 (commencement of operations) through December 31, 2003. This information has been derived from information presented in the financial statements.

      Per Share Performance
      (for a share outstanding throughout the entire period)

                                                     For the Year         For the Year       For the Period
                                                        Ended                Ended                Ended
                                                     December 31,         December 31,         December 31,
                                                         2005                 2004                 2003
                                                   ----------------     ----------------     ----------------
Net asset value per share at beginning of period   $       1,147.79     $       1,052.74     $       1,000.00
                                                   ----------------     ----------------     ----------------
Income (loss) from operations:
    Net realized and unrealized gain on
      investment transactions (1)                            257.24               152.88                72.76
    Net investment loss (1)                                  (72.27)              (57.83)              (20.02)
                                                   ----------------     ----------------     ----------------

        Total from investment operations                     184.97                95.05                52.74
                                                   ----------------     ----------------     ----------------
Net asset value per share at end of period         $       1,332.76     $       1,147.79     $       1,052.74
                                                   ================     ================     ================
Total Return (2)                                              16.12%                9.03%                5.27%
                                                   ================     ================     ================

Supplemental Data

Net Assets at the end of the period                $     26,557,216     $     19,691,165     $     10,562,863

Ratios to average net asset value:
    Gross expenses prior to performance fee (3)               (6.07)%              (5.54)%              (5.80)%
    Performance fee (2)                                       (3.40)%              (1.73)%              (1.25)%
                                                   ----------------     ----------------     ----------------
        Total gross expenses                                  (9.47)%              (7.27)%              (7.05)%
                                                   ================     ================     ================
    Net investment loss (3)                                   (5.65)%              (5.07)%              (5.48)%
                                                   ================     ================     ================
Portfolio turnover rate (3), (4)                              1,474%               1,849%               1,892%
                                                   ================     ================     ================
Average commission rate paid (5)                   $         0.0030     $         0.0049     $         0.0045
                                                   ================     ================     ================

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

----------
(1) Net investment loss per share is calculated by dividing the net investment loss by the average number of shares outstanding during the period. Net realized and unrealized gain on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.
(2)   Not annualized for the period ended December 31, 2003.
(3)   Annualized for the period ended December 31, 2003.
(4)   Applies only to the equities portion of the portfolio.
(5) Average commission rate paid is calculated by dividing the commissions by total shares purchased and sold.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Audit Committee of
The Campbell Multi-Strategy Trust

We have audited the accompanying statement of assets and liabilities of The Campbell Multi-Strategy Trust (the "Trust"), including the condensed schedule of investments, as of December 31, 2005, and the related statements of operations and changes in shareholders' capital (net assets) for the year then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of The Campbell Multi-Strategy Trust for the year ended December 31, 2004 were audited by other auditors whose report, dated October 24, 2005, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and broker. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Campbell Multi-Strategy Trust as of December 31, 2005, the results of its operations and changes in shareholders' capital (net assets) for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
February 24, 2006

                        CHANGE IN INDEPENDENT REGISTERED
                       PUBLIC ACCOUNTING FIRM (UNAUDITED)

                                -----------------

During September 2005, the Board of Trustees of Campbell Multi-Strategy Trust (formerly Campbell Multi-Strategy Fund L.L.C.), dismissed Arthur F. Bell, Jr. & Associates, L.L.C. ("AFB") as the registered public accounting firm for the Trust.

The reports of AFB on the Trust's financial statements for the year ended December 31, 2004 and the period November 6, 2003 (commencement of operations) through December 31, 2003 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified as to uncertainties, audit scope or accounting principles.

There have been no disagreements with AFB on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AFB, would have caused it to make reference to the subject matter thereof in its report on the financial statements of the Trust for the periods stated above.

Item 2. Code of Ethics

The registrant has adopted a code of ethics for its chief executive officer, chief financial officer, controller, assistant controller and persons performing similar functions. The registrant has not made any material amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics may be obtained at no charge by written request to Campbell & Company Investment Adviser's corporate secretary, Court Towers Building, 210 West Pennsylvania Ave., Suite 770, Towson, Maryland 21204 or by calling 1-800-698-7235.

Item 3. Audit Committee Financial Expert

At the organizational meeting of the Board of Trustees held on June 29, 2005, the Board unanimously approved a resolution appointing Mr. Russell Fleming as the "Audit Committee Financial Expert" as that term is defined in the Securities and Exchange Commission in Form N-CSR and he is "independent."

Item 4. Principal Accountant Fees and Services

(a) Audit Fees - the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principle accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,000.00 for 2005 and $0 for 2004.

(b) Audit-Related Fees - there were no audit related fees billed to the registrant in 2005 or 2004 for assurance and related services rendered by the principle accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - there were no tax fees billed in 2005 or 2004 for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d) Other Fees - there were no other fees billed for 2005 or 2004 for products and services provided to the registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) 1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                      AUDIT COMMITTEE PRE-APPROVAL PROCESS

      The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Trust by the independent accountants, including the fees to be paid therefore. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Audit Committee at each of its scheduled meetings.

      Pre-approval for a permitted non-audit service shall not be required if.
(1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Trust to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

      Additionally, the Audit Committee shall pre-approve the independent accountants' engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Trust, unless the aggregate amount of alt 6 0 l services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Trust, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Trust during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee pursuant to this paragraph (without regard to this exception).

      The independent accountants may not perform contemporaneously any of the following non-audit services for the Trust:

      1. bookkeeping or other services related to the accounting records or financial statements of the Trust;
      2.    financial information systems design and implementation;
      3. appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
      4.    actuarial services;
      5.    internal audit outsourcing services;
      6.    management functions or human resources;
      7. broker or dealer, investment adviser, or investment banking services;
      8.    legal services and expert services unrelated to the audit; and
      9. any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

e) 2) No services included in b) - d) above were approved pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)    Not applicable as less than 50%.

g) There were no aggregate non-audit fees billed by the principle accountant for services rendered to the registrant or the investment adviser in 2005 or 2004.

h) The registrant's Audit Committee has considered whether the provisions of any non-audit services rendered to the registrant's investment adviser that were not pre-approved pursuant (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                                December 31, 2005

INVESTMENT SECURITIES

                                                                                                 % OF NET
  Common Stocks (United States)                                    SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Basic Materials
           DOW CHEMICAL                                              3,555    $     155,780             0.59%
           PPG INDUSTRIES INC                                        2,022          117,074             0.44%
           LYONDELL CHEMICAL CO COM                                  4,156           98,996             0.36%
           INCO LTD COM                                              1,954           85,136             0.32%
           PLUM CREEK TIMBER CO INC COM                              2,212           79,743             0.30%
           LONGVIEW FIBRE CO COM                                     2,344           48,779             0.18%
           USEC INC COM *                                            3,877           46,330             0.17%
           MONSANTO CO NEW COM                                         433           33,570             0.13%
           Ryerson Inc                                                 997           24,247             0.09%
           POTLATCH CORP                                               421           21,463             0.08%
           ROYAL GOLD INC                                              608           21,116             0.08%
           FULLER H B CO COM                                           556           17,831             0.07%
           F M C CORP COM NEW                                          279           14,834             0.06%
           TEMPLE INLAND INC COM                                       310           13,904             0.05%
           GOLDCORP INC                                                599           13,346             0.05%
           MERIDIAN GOLD INC *                                         583           12,750             0.05%
           SYMYX TECHNOLOGIES COM *                                    318            8,678             0.03%
           LUBRIZOL CORP COM                                           198            8,599             0.03%
           MOSAIC CO COM *                                             460            6,730             0.03%
           RPM INC OHIO COM                                            346            6,010             0.02%
           WEYERHAEUSER CO                                              47            3,118             0.01%
           INTERNATIONAL FLAVORS&FRAGRA COM                             75            2,513             0.01%
           HERCULES INC COM *                                          182            2,057             0.01%
           MEADWESTVACO CORP COM                                        71            1,990             0.01%
           ROHM & HAAS CO                                               40            1,937             0.01%
           NUCOR CORP                                                   28            1,868             0.01%
                                                                              -------------    -------------
                                                                                    848,397             3.19%
                                                                              -------------    -------------
    Communications
           MOTOROLA INC                                             12,446          281,155             1.06%
           Sprint Nextel Corp                                        7,845          183,259             0.69%
           MCAFEE INC. *                                             5,931          160,908             0.61%
           AVAYA INC COM *                                          12,406          132,372             0.50%
           UNITED ONLINE INC                                         6,690           95,132             0.37%
           QUALCOMM INC                                              2,090           90,037             0.34%
           TRIZETTO GROUP INC COM *                                  5,228           88,824             0.33%
           INFOSPACE INC COM NEW *                                   3,321           85,748             0.32%
           CORNING INC *                                             4,191           82,395             0.31%
           INTERNET SECURITY SYS INC *                               3,583           75,064             0.28%
           CHECK POINT SOFTWARE TECHN *                              3,468           69,568             0.26%
           VALUECLICK INC COM *                                      3,816           69,108             0.26%
           CITIZENS COMMUNICATIONS CO COM                            4,699           57,469             0.22%
           CENTURYTEL INC COM                                        1,386           45,960             0.17%
           EMMIS COMMS A *                                           2,288           45,554             0.17%
           GANNETT CO                                                  726           43,974             0.17%
           R H DONNELLEY CORP *                                        619           38,143             0.14%
           EARTHLINK INC *                                           3,317           36,852             0.14%
           ECHOSTAR COMMUN CORP  -CL A *                             1,354           36,802             0.14%
           SAFENET INC COM *                                         1,093           35,216             0.13%
           JUNIPER NETWORKS INC COM *                                1,378           30,729             0.12%
           VERISIGN INC *                                            1,346           29,477             0.11%
           CUMULUS MEDIA INC CL A *                                  2,205           27,364             0.10%
           LIBERTY MEDIA CORP  -SER A *                              3,424           26,947             0.10%
           Cincinnati Bell Inc. *                                    7,587           26,630             0.10%
           AVOCENT CORPORATION *                                       965           26,238             0.10%
           EMDEON CORPORATION *                                      3,055           25,845             0.10%
           CNET NETWORKS INC COM *                                   1,465           21,521             0.08%
           EBAY INC *                                                  456           19,708             0.07%
           MEDIA GENERAL INC -CL A                                     361           18,303             0.07%
           AQUANTIVE INC COM *                                         715           18,047             0.07%
           WEBEX COMMUNICATIONS INC COM *                              830           17,953             0.07%
           TIBCO SOFTWARE INC *                                      2,387           17,831             0.07%
           GETTY IMAGES INC *                                          194           17,318             0.07%
           CISCO SYSTEMS INC *                                         957           16,384             0.06%
           DIRECTV GROUP INC COM *                                   1,108           15,645             0.06%
           TRIBUNE CO                                                  513           15,523             0.06%
           RSA SECURITY *                                            1,378           15,420             0.06%
           BCE INC                                                     572           13,699             0.05%
           COMMONWLTH TELE ENTER                                       393           13,272             0.05%
           TEKELEC *                                                   747           10,383             0.04%
           INTERDIGITAL COMMUNICATIONS COM *                           537            9,838             0.04%
           POWERWAVE TECHNOLOGIES INC *                                731            9,189             0.03%
           DOBSON COMMUNICATIONS CORP CL A *                         1,088            8,160             0.03%
           ADTRAN INC COM                                              271            8,051             0.03%
           VALOR COMMUNICATIONS GROUP I CO                             667            7,604             0.03%
           PLANTRONICS INC NEW COM                                     234            6,622             0.02%
           J2 GLOBAL COMMUNICATIONS INC COM NEW *                      135            5,770             0.02%
           VENTIV HEALTH INC COM *                                     210            4,960             0.02%
           ANDREW CORP *                                               393            4,217             0.02%
           SAPIENT CORP *                                              552            3,141             0.01%
           XM SATELLITE RADIO HLDGS INC CL A *                         111            3,028             0.01%
           CKX INC COM *                                               214            2,782             0.01%
           SCRIPPS CO [E.W.]-CL A                                       23            1,104             0.00%
           EQUINIX INC COM NEW *                                        16              652             0.00%
           SCHOLASTIC CORP COM *                                         8              228             0.00%
                                                                              -------------    -------------
                                                                                  2,253,125             8.49%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Consumer, Cyclical
           URBAN OUTFITTERS INC *                                   10,237          259,098             0.97%
           BED BATH & BEYOND INC *                                   5,402          195,282             0.73%
           M D C HLDGS INC COM                                       2,991          185,382             0.70%
           WALGREEN CO                                               3,106          137,472             0.52%
           MGM MIRAGE COM *                                          3,174          116,392             0.44%
           YUM! BRANDS INC                                           2,161          101,308             0.38%
           HASBRO INC COM                                            4,930           99,487             0.37%
           KB HOME                                                   1,350           98,091             0.37%
           VISTEON CORP COM *                                       15,560           97,406             0.37%
           DARDEN RESTAURANTS INC                                    2,407           93,584             0.35%
           CSK AUTO CORP COM *                                       5,839           88,052             0.33%
           PAPA JOHNS INTL INC COM *                                 1,256           74,493             0.28%
           TARGET CORP                                               1,339           73,605             0.28%
           SKYWEST INC COM                                           2,562           68,815             0.26%
           STATION CASINOS INC                                         969           65,698             0.25%
           PAYLESS SHOESOURCE INC COM *                              2,602           65,310             0.25%
           DOMINOS PIZZA INC COM                                     2,375           57,475             0.22%
           SCIENTIFIC GAMES CORP CL A *                              2,085           56,879             0.21%
           POLO RALPH LAUREN CORP                                      870           48,842             0.18%
           K-SWISS INC -CL A                                         1,430           46,389             0.17%
           MOVIE GALLERY INC COM                                     7,917           44,414             0.17%
           LIZ CLAIBORNE INC                                         1,199           42,948             0.16%
           MARVEL ENTERPRISES -CL A *                                2,474           40,524             0.15%
           AIRTRAN HLDGS INC COM *                                   2,502           40,107             0.15%
           HON INDUSTRIES INC                                          715           39,275             0.15%
           BJS WHOLESALE CLUB INC *                                  1,132           33,462             0.13%
           COOPER TIRE & RUBR CO COM                                 2,132           32,662             0.12%
           BRUNSWICK CORP COM                                          783           31,837             0.12%
           CENTEX CORP                                                 425           30,383             0.11%
           LYON WILLIAM HOMES COM *                                    282           28,454             0.11%
           BRINKER INTL INC                                            727           28,106             0.11%
           LANDRYS RESTAURANTS INC COM                               1,020           27,244             0.10%
           BARNES & NOBLE INC                                          604           25,773             0.10%
           SIX FLAGS INC COM                                         3,337           25,728             0.10%
           NORDSTROM INC COM                                           684           25,582             0.10%
           CONTINENTAL AIRLS INC  -CL B *                            1,191           25,368             0.10%
           HOME DEPOT INC                                              616           24,936             0.09%
           GAYLORD ENTMT CO NEW COM *                                  564           24,585             0.09%
           HILTON HOTELS CORP COM                                      958           23,097             0.09%
           GUITAR CTR MGMT INC COM *                                   448           22,404             0.08%
           AMERN EAGLE OUTFITTERS INC                                  969           22,268             0.08%
           STRIDE RITE CORP COM                                      1,589           21,547             0.08%
           INSIGHT ENTERPRISES INC COM *                               993           19,473             0.07%
           DREAMWORKS ANIMATION SKG INC CL *                           774           19,009             0.07%
           HARLEY-DAVIDSON INC                                         361           18,588             0.07%
           99 CENTS ONLY STORES COM *                                1,636           17,113             0.06%
           KOHLS CORP *                                                341           16,573             0.06%
           INTL SPEEDWAY CORP-CL A                                     332           15,903             0.06%
           GAP INC                                                     675           11,907             0.04%
           P F CHANGS CHINA BISTRO INC *                               238           11,812             0.04%
           STEIN MART INC COM                                          611           11,090             0.04%
           COPART INC COM *                                            473           10,907             0.04%
           CHARMING SHOPPES INC COM *                                  742            9,757             0.04%
           PENN NATIONAL GAMING INC *                                  293            9,654             0.04%
           SABRE HLDGS CORP  -CL A                                     398            9,596             0.04%
           SPORTS AUTH INC NEW COM *                                   270            8,405             0.03%
           BIG LOTS INC COM *                                          691            8,299             0.03%
           CVS CORP                                                    305            8,058             0.03%
           BEACON ROOFING SUPPLY INC COM *                             254            7,297             0.03%
           CARTER INC COM *                                            119            7,003             0.03%
           NAUTILUS GROUP INC COM                                      357            6,662             0.03%
           STAPLES INC                                                 275            6,245             0.03%
           DOLLAR TREE STORES INC *                                    246            5,889             0.03%
           ALASKA AIR GROUP INC *                                      143            5,108             0.03%
           CHICOS FAS INC COM *                                        116            5,096             0.02%
           MOHAWK INDS INC COM *                                        51            4,436             0.02%
           GENESCO INC COM *                                           104            4,034             0.02%
           MACROVISION CORP *                                          238            3,982             0.01%
           MONACO COACH CORP COM                                       278            3,697             0.01%
           CHAMPION ENTERPRISES INC COM *                              258            3,514             0.01%
           V F CORP COM                                                 63            3,486             0.01%
           STANDARD-PACIFIC CORP                                        80            2,944             0.01%
           CINTAS CORP *                                                67            2,756             0.01%
           TOO INC *                                                    71            2,003             0.01%
           MILLER HERMAN INC COM                                        71            2,001             0.01%
           NU SKIN ENTERPRISES INC CL A                                 59            1,037             0.00%
           GENUINE PARTS CO COM                                         23            1,010             0.00%
           AZTAR CORP COM *                                             23              699             0.00%
           WOLVERINE WORLD WIDE                                         31              696             0.00%
                                                                              -------------    -------------
                                                                                  2,975,505            11.20%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Consumer, Non-Cyclical
           WEIGHT WATCHERS INTL INC NEW COM                          2,629          129,951             0.49%
           HUMANA INC COM *                                          2,077          112,843             0.42%
           SCHERING-PLOUGH                                           5,057          105,438             0.40%
           AMERISOURCEBERGEN CORP                                    2,502          103,583             0.39%
           PAYCHEX INC                                               2,697          102,810             0.39%
           MCKESSON HBOC INC                                         1,974          101,839             0.39%
           MAGELLAN HEALTH SVCS INC COM NEW *                        3,210          100,955             0.39%
           PERFORMANCE FOOD GROUP CO COM *                           3,501           99,323             0.38%
           UNITEDHEALTH GROUP INC                                    1,521           94,515             0.37%
           ALPHARMA INC-CL A                                         3,285           93,655             0.36%
           KING PHARMACEUTICALS INC *                                5,227           88,441             0.34%
           MENTOR CORP/MINN                                          1,855           85,478             0.32%
           ABBOTT LABORATORIES                                       2,093           82,527             0.31%
           KROGER CO *                                               4,246           80,164             0.30%
           VIAD CORP COM                                             2,666           78,194             0.29%
           PATTERSON DENTAL CO COM *                                 2,089           69,773             0.26%
           WELLCARE HEALTH PLANS INC COM *                           1,561           63,767             0.24%
           FORTUNE BRANDS INC COM                                      810           63,196             0.24%
           Wyeth                                                     1,346           62,010             0.23%
           CENVEO INC COM *                                          4,461           58,707             0.22%
           ALKERMES INC *                                            3,066           58,622             0.22%
           VALASSIS COMMUNICATIONS INC COM *                         1,859           54,041             0.20%
           DELUXE CORP COM                                           1,752           52,805             0.20%
           ENCYSIVE PHARMACEUTICALS INC COM *                        6,467           51,025             0.19%
           ADMINISTAFF INC COM                                       1,208           50,796             0.19%
           JOHNSON & JOHNSON                                           838           50,364             0.19%
           BARR LABS *                                                 750           46,718             0.18%
           BAXTER INTERNATIONAL INC                                  1,183           44,540             0.17%
           PILGRIMS PRIDE CORP COM                                   1,339           44,401             0.17%
           UNITED SURGICAL PARTNERS INT COM *                        1,346           43,274             0.16%
           CHIQUITA BRANDS INTL INC COM                              2,121           42,441             0.16%
           INVITROGEN CORP *                                           627           41,783             0.16%
           CENDANT CORP                                              2,355           40,624             0.15%
           MERCK & CO                                                1,259           40,049             0.15%
           GOLD KIST INC COM *                                       2,460           36,777             0.14%
           HEINZ (H J) CO                                            1,080           36,418             0.14%
           PLAYTEX PRODS INC COM *                                   2,483           33,943             0.13%
           NBTY INC *                                                2,086           33,898             0.13%
           ODYSSEY HEALTHCARE INC COM *                              1,807           33,682             0.13%
           MGI PHARMA INC COM *                                      1,922           32,982             0.12%
           ALLIANCE DATA SYSTEMS CORP COM *                            818           29,121             0.11%
           SIERRA HEALTH SVCS INC COM *                                722           28,866             0.11%
           KOS PHARMACEUTICALS INC COM *                               537           27,779             0.10%
           UST INC COM                                                 647           26,417             0.10%
           AMERICAN GREETINGS CORP-CL A                              1,179           25,903             0.10%
           HEALTH MANAGEMNT ASSC                                     1,140           25,034             0.09%
           TNS INC COM *                                             1,287           24,685             0.09%
           SPECTRUM BRANDS, INC. *                                   1,192           24,210             0.09%
           BAUSCH & LOMB INC                                           301           20,438             0.08%
           RESMED INC COM *                                            525           20,113             0.08%
           PATHMARK STORES INC NEW COM *                             2,011           20,090             0.08%
           COVENTRY HEALTH CARE INC COM *                              337           19,196             0.07%
           PFIZER INC                                                  819           19,099             0.07%
           WM WRIGLEY JR                                               278           18,484             0.07%
           LIFEPOINT HOSPITALS INC *                                   453           16,988             0.06%
           JARDEN CORP COM *                                           560           16,884             0.06%
           SYBRON DENTAL SPECIALTIES IN COM *                          389           15,486             0.06%
           STERIS CORP COM                                             607           15,187             0.06%
           CHATTEM INC COM *                                           406           14,774             0.06%
           BARD (C.R.) INC                                             190           12,525             0.05%
           MEDCATH CORP COM *                                          659           12,224             0.05%
           DELTA & PINE LAND CO                                        524           12,057             0.05%
           ALBANY MOLECULAR RESH INC COM *                             977           11,871             0.04%
           WATSON PHARMACEUTICALS INC *                                350           11,379             0.04%
           Del Monte Foods                                           1,078           11,244             0.04%
           MOLINA HEALTHCARE INC COM *                                 421           11,215             0.04%
           DJ ORTHOPEDICS INC COM *                                    401           11,060             0.04%
           MANNATECH INC COM                                           774           10,689             0.04%
           APOLLO GROUP INC  -CL A *                                   166           10,036             0.04%
           EURONET WORLDWIDE INC COM *                                 337            9,369             0.04%
           KINDRED HEALTHCARE INC COM *                                345            8,887             0.03%
           SFBC INTL INC COM *                                         528            8,453             0.03%
           AMGEN INC *                                                 107            8,438             0.03%
           ONYX PHARMACEUTICALS INC COM *                              286            8,237             0.03%
           TELIK INC COM *                                             473            8,036             0.03%
           UNITED THERAPEUTICS CORP DEL COM *                          115            7,949             0.03%
           AVERY DENNISON CORP                                         135            7,461             0.03%
           SMITHFIELD FOODS INC COM *                                  239            7,313             0.03%
           PEPSIAMERICAS INC COM                                       314            7,304             0.03%
           RESPIRONICS INC *                                           195            7,229             0.03%
           SERVICEMASTER CO COM                                        553            6,608             0.02%
           EDWARDS LIFESCIENCES CORP *                                 158            6,574             0.02%
           DEAN FOODS CO *                                             170            6,402             0.02%
           MYRIAD GENETICS INC *                                       298            6,198             0.02%
           SCI SYSTEMS INC                                             739            6,045             0.02%
           VECTOR GROUP LTD COM                                        329            5,978             0.02%
           AMERICAN MED SYS HLDGS INC COM *                            329            5,866             0.02%
           SEROLOGICALS CORP COM *                                     283            5,586             0.02%
           CONMED CORP COM *                                           214            5,063             0.02%
           GENERAL MILLS INC                                            99            4,883             0.02%
           UNIVERSAL HEALTH SVCS  -CL B                                104            4,861             0.02%
           VENTANA MED SYS INC COM *                                   111            4,701             0.02%
           SALIX PHARMACEUTICALS INC COM *                             254            4,465             0.02%
           SCOTTS COMPANY (THE)-CL A                                    88            3,981             0.01%
           NEW RIV PHARMACEUTICALS INC COM *                            75            3,891             0.01%
           USANA HEALTH SCIENCES INC COM*                               91            3,491             0.01%
           APPLERA CORP COM CE GEN GRP *                               313            3,430             0.01%
           ALDERWOODS GROUP INC COM *                                  206            3,269             0.01%
           COVANCE INC *                                                64            3,107             0.01%
           EQUIFAX INC COM                                              79            3,004             0.01%
           ARCHER-DANIELS                                              104            2,565             0.01%
           AMSURG CORP COM *                                           108            2,469             0.01%
           TLC VISION CORP COM *                                       382            2,464             0.01%
           TECHNE CORP *                                                36            2,019             0.01%
           HELEN OF TROY CORP LTD COM *                                111            1,788             0.01%
           CHURCH & DWIGHT INC COM                                      52            1,718             0.01%
           RR Donnelley and Sons Co                                     31            1,061             0.00%
           CENTRAL GARDEN & PET CO COM *                                23            1,057             0.00%
           ANDRX GROUP *                                                63            1,038             0.00%
           CYTYC CORP *                                                 35              988             0.00%
           AMERIGROUP CORP COM *                                        36              701             0.00%
           EXPRESS SCRIPTS INC  -CL A *                                  7              587             0.00%
           KELLOGG CO                                                   11              475             0.00%
                                                                              -------------    -------------
                                                                                  3,374,412            12.71%
                                                                              -------------    -------------
    Diversified
           LEUCADIA NATIONAL CORP                                    1,565           74,275             0.28%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Energy
           CONOCOPHILLIPS                                            3,352          195,019             0.73%
           KERR-MCGEE CORP                                           1,108          100,673             0.37%
           ENSCO INTERNATIONAL INC                                   2,038           90,385             0.34%
           MASSEY ENERGY CORP COM                                    1,748           66,197             0.25%
           GLOBAL INDS LTD COM *                                     3,428           38,908             0.15%
           ENCANA CORP COM                                             695           31,386             0.12%
           TRANSMONTAIGNE INC COM *                                  4,168           27,509             0.10%
           PARKER DRILLING CO COM *                                  1,724           18,671             0.07%
           FRONTIER OIL CORP COM                                       448           16,813             0.06%
           PLUG POWER INC COM *                                      1,553            7,967             0.03%
           VALERO ENERGY CORP                                           88            4,541             0.02%
           ENTERPRISE PRODS PRTNER -LP                                 174            4,178             0.02%
           WILLIAMS CLAYTON ENERGY INC COM *                            59            2,463             0.01%
           EXXON MOBIL CORP                                             40            2,247             0.01%
                                                                              -------------    -------------
                                                                                    606,956             2.28%
                                                                              -------------    -------------
    Financial
           METLIFE INC COM                                           7,432          364,168             1.37%
           PRINCIPAL FINANCIAL GROUP IN COM                          3,643          172,787             0.65%
           ACCREDITED HOME LENDERS *                                 2,323          115,174             0.44%
           INDYMAC BANCORP INC COM                                   2,800          109,256             0.41%
           MGIC INVESTMENT CORP/WI                                   1,628          107,155             0.40%
           UNUMPROVIDENT CORP                                        4,465          101,579             0.38%
           PMI GROUP INC                                             2,432           99,882             0.38%
           SCHWAB (CHARLES) CORP                                     6,690           98,142             0.37%
           Countrywide Financial Corp                                2,852           97,510             0.37%
           DOWNEY FINANCIAL CORP                                     1,203           82,273             0.31%
           AMERUS GROUP CO COM                                       1,306           74,011             0.28%
           HEALTHCARE RLTY TR COM                                    2,212           73,593             0.28%
           AFLAC INC                                                 1,493           69,305             0.26%
           AMERICREDIT CORP *                                        2,590           66,382             0.25%
           RADIAN GROUP                                              1,132           66,324             0.25%
           NATIONWIDE FINANCIAL SERV- A                              1,498           65,912             0.25%
           LANDAMERICA FINANCIAL GP                                  1,036           64,646             0.24%
           SOVEREIGN BANCORP INC COM                                 2,932           63,390             0.24%
           ASSET ACCEP CAP CORP COM *                                2,209           49,614             0.19%
           EQUITY OFFICE PROPERTIES TRU COM                          1,521           46,132             0.17%
           ALLSTATE CORP                                               838           45,311             0.17%
           VORNADO RLTY TR SH BEN INT                                  485           40,483             0.15%
           FREMONT GEN CORP COM                                      1,668           38,748             0.15%
           NUVEEN INVESTMENTS-CL A                                     877           37,378             0.14%
           SILICON VY BANCSHARES *                                     688           32,226             0.12%
           USA EDUCATION INC                                           532           29,308             0.11%
           E TRADE GROUP INC *                                       1,394           29,079             0.11%
           LABRANCHE & CO INC COM *                                  2,772           28,025             0.11%
           EQUITY RESIDENTIAL PPTYS TR                                 707           27,658             0.10%
           PHOENIX COS INC NEW COM *                                 2,022           27,580             0.10%
           COMMERCE BANCORP INC NJ COM                                 778           26,771             0.10%
           HCC INS HLDGS INC COM                                       901           26,742             0.10%
           COMERICA INC                                                469           26,620             0.10%
           CHUBB CORP                                                  262           25,584             0.10%
           UNIVERSAL AMERN FINL CORP COM *                           1,668           25,153             0.09%
           CIGNA CORP                                                  219           24,462             0.09%
           MCG CAPITAL CORP                                          1,612           23,519             0.09%
           BRANDYWINE REALTY TRUST                                     774           21,602             0.08%
           GOLDMAN SACHS GROUP INC                                     158           20,178             0.08%
           GOLDEN WEST FINANCIAL CORP                                  301           19,866             0.07%
           CARRAMERICA RLTY CORP COM                                   568           19,670             0.07%
           NATIONAL CITY CORP                                          552           18,531             0.07%
           HRPT PPTYS TR COM SH BEN INT                              1,624           16,808             0.06%
           HOST MARRIOTT CORP NEW COM                                  869           16,468             0.06%
           FIRSTFED FINANCIAL CORP *                                   302           16,465             0.06%
           UNIONBANCAL CORP COM                                        234           16,080             0.06%
           MELLON FINANCIAL CORP                                       421           14,419             0.05%
           COLONIAL BANCGROUP INC COM                                  603           14,363             0.05%
           ADVANTA CORP CL B                                           433           14,047             0.05%
           BOSTON PROPERTIES INC COM                                   186           13,788             0.05%
           A G EDWARDS INC                                             286           13,402             0.05%
           DUKE REALTY CORP COM NEW                                    377           12,592             0.05%
           COMMERCE GROUP INC MASS COM                                 199           11,399             0.04%
           NELNET INC CL A *                                           275           11,187             0.04%
           LEHMAN BROTHERS HOLDINGS INC                                 87           11,151             0.04%
           PENNSYLVANIA RL ESTATE INVT SH BEN INT                      279           10,423             0.04%
           FIRST AMERN CORP CALIF COM                                  230           10,419             0.04%
           CITY NATL CORP COM                                          143           10,359             0.04%
           Hanover Insurance Group Inc                                 223            9,315             0.04%
           AMERIPRISE FINL INC COM                                     214            8,774             0.03%
           MARSHALL & ILSLEY CORP COM                                  190            8,178             0.03%
           UNITRIN INC COM                                             178            8,019             0.03%
           LINCOLN NATIONAL CORP                                       151            8,008             0.03%
           AMSOUTH BANCORPORATION COM                                  305            7,994             0.03%
           MORGAN STANLEY DEAN WITTER                                  135            7,660             0.03%
           COUSINS PROPERTIES INC                                      258            7,301             0.03%
           FIRST INDUSTRIAL REALTY TR                                  182            7,007             0.03%
           COLONIAL PPTYS TR COM SH BEN INT                            166            6,969             0.03%
           SELECTIVE INS GROUP INC                                     131            6,956             0.03%
           AMERICAN EXPRESS                                            134            6,896             0.03%
           EVEREST RE GROUP LTD                                         68            6,824             0.03%
           REGENCY CENTERS CORP                                        115            6,779             0.03%
           CBL & ASSOC PPTYS INC COM                                   171            6,756             0.03%
           BANK HAWAII CORP COM                                        131            6,752             0.03%
           CIT GROUP INC                                               127            6,576             0.02%
           GENWORTH FINL INC COM CL A                                  179            6,190             0.02%
           ISTAR FINL INC COM                                          171            6,096             0.02%
           HARTFORD FINL SVCS GRP INC                                   67            5,755             0.02%
           ALEXANDRIA R E EQUITIES INC                                  67            5,394             0.02%
           ARCHSTONE SMITH TR COM                                      119            4,985             0.02%
           PAN PAC RETAIL PPTYS INC                                     72            4,816             0.02%
           NATIONWIDE HEALTH PPTYS INC COM                             218            4,665             0.02%
           SAFETY INS GROUP INC COM                                    111            4,481             0.02%
           CRESCENT REAL ESTATE EQUITIE COM                            226            4,479             0.02%
           PUBLIC STORAGE INC COM                                       63            4,266             0.02%
           RENAISSANCE RE HLDGS LTD COM                                 95            4,190             0.02%
           W HOLDING CO INC                                            500            4,115             0.02%
           AMERICAN CAPITAL STRATEGIES                                 103            3,730             0.01%
           HEALTH CARE REIT INC COM                                    103            3,492             0.01%
           MERCANTILE BANKSHARES CORP COM                               59            3,330             0.01%
           REALTY INCOME CORP                                          151            3,265             0.01%
           AVALONBAY CMNTYS INC COM                                     31            2,767             0.01%
           NORTHERN TRUST CORP                                          51            2,643             0.01%
           BEAR STEARNS COMPANIES INC                                   20            2,311             0.01%
           HUNTINGTON BANCSHARES INC COM                                87            2,066             0.01%
           HIGHWOODS PPTYS INC COM                                      43            1,223             0.00%
           U S BANCORP/DE                                               28              837             0.00%
                                                                              -------------    -------------
                                                                                  3,026,958            11.40%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Industrial
           JOY GLOBAL INC COM                                        3,878          155,120             0.58%
           GENERAL DYNAMICS CORP                                     1,346          153,511             0.58%
           3M COMPANY                                                1,795          139,113             0.52%
           QUANEX CORP COM                                           2,451          122,476             0.46%
           FLORIDA ROCK INDS                                         2,180          106,951             0.39%
           MIDDLEBY CORP COM *                                       1,191          103,022             0.38%
           SOLECTRON CORP *                                         28,090          102,809             0.38%
           SANMINA CORP *                                           23,732          101,098             0.38%
           ARROW ELECTRONIC *                                        3,130          100,254             0.38%
           L-3 COMMUNICATIONS HLDGS INC                              1,306           97,101             0.37%
           TEXAS INDS INC COM                                        1,918           95,593             0.36%
           ITT INDS INC IND COM                                        925           95,109             0.36%
           GENERAL ELECTRIC CO                                       2,713           95,091             0.36%
           NS GROUP INC COM *                                        2,257           94,365             0.36%
           MCDERMOTT INTL INC COM *                                  2,073           92,477             0.35%
           MARTIN MARIETTA MATLS INC COM                             1,100           84,392             0.32%
           ALEXANDER & BALDWIN INC                                   1,481           80,329             0.30%
           LAFARGE NORTH AMERICA INC                                 1,390           76,478             0.29%
           AGILENT TECHNOLOGIES INC *                                2,145           71,407             0.27%
           ESCO TECHNOLOGIES INC COM *                               1,203           53,521             0.20%
           WATERS CORP *                                             1,362           51,484             0.19%
           MANITOWOC INC COM                                           973           48,864             0.18%
           ENERGIZER HOLDINGS INC *                                    858           42,720             0.16%
           PACER INTL INC TENN COM                                   1,636           42,634             0.16%
           NALCO HOLDING COMPANY COM *                               2,363           41,849             0.16%
           AMERICAN PWR CNVRSION                                     1,894           41,668             0.16%
           GATX CORP COM                                             1,088           39,255             0.15%
           LANDSTAR SYSTEM INC                                         913           38,109             0.14%
           REDDY ICE HLDGS INC COM                                   1,640           35,768             0.13%
           CYMER INC COM *                                           1,001           35,546             0.13%
           FISHER SCIENTIFIC INTL INC COM NEW *                        561           34,703             0.13%
           SWIFT TRANSN CO COM *                                     1,660           33,698             0.13%
           NORFOLK SOUTHERN CORP                                       746           33,443             0.13%
           GENERAL MARITIME CORP SHS                                   885           32,780             0.12%
           AMETEK INC NEW COM                                          763           32,458             0.12%
           KAMAN CORP CL A                                           1,434           28,235             0.11%
           COOPER INDUSTRIES INC                                       361           26,353             0.10%
           JLG INDS INC COM                                            576           26,300             0.10%
           C.H. ROBINSON WORLDWIDE INC                                 687           25,440             0.10%
           UTI WORLDWIDE INC ORD                                       274           25,438             0.10%
           CROWN HOLDINGS INC COM *                                  1,152           22,499             0.08%
           VULCAN MATERIALS CO                                         322           21,816             0.08%
           BLACK AND DECKER                                            250           21,740             0.08%
           AMERICAN STANDARD COS INC                                   537           21,453             0.08%
           TELEFLEX INC                                                298           19,364             0.07%
           GOODRICH CORP                                               397           16,317             0.06%
           GREIF INC CL A                                              226           14,979             0.06%
           IDEX CORP                                                   349           14,347             0.05%
           FLIR SYSTEMS INC *                                          631           14,090             0.05%
           HUB GROUP INC CL A *                                        397           14,034             0.05%
           AMPHENOL CORP NEW CL A                                      297           13,145             0.05%
           ASTEC INDS INC COM *                                        401           13,097             0.05%
           CNF INC COM                                                 226           12,631             0.05%
           WATTS WATER TECHNOLOGIES INC CL                             381           11,540             0.04%
           FLEXTRONICS INTERNATIONAL *                                 981           10,242             0.04%
           OWENS ILL INC COM NEW *                                     484           10,183             0.04%
           EAGLE MATERIALS INC COM                                      83           10,156             0.04%
           APTARGROUP INC                                              190            9,918             0.04%
           PENTAIR INC COM                                             282            9,735             0.04%
           LAIDLAW INTL INC COM                                        417            9,687             0.04%
           HONEYWELL INTERNATIONAL INC                                 250            9,313             0.04%
           EASTMAN KODAK CO                                            374            8,752             0.03%
           KENNAMETAL INC COM                                          159            8,115             0.03%
           CELESTICA INC *                                             758            8,004             0.03%
           OMI CORP NEW COM                                            424            7,696             0.03%
           CASCADE CORP COM                                            111            5,207             0.02%
           INGERSOLL-RAND CO                                           124            5,006             0.02%
           CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH                198            4,992             0.02%
           NAM TAI ELECTRONICS                                         218            4,905             0.02%
           COHERENT INC COM *                                          159            4,719             0.02%
           CSX CORP                                                     91            4,620             0.02%
           DOVER CORP                                                  111            4,494             0.02%
           DRS TECHNOLOGIES INC                                         87            4,474             0.02%
           URS CORP NEW COM *                                          115            4,325             0.02%
           CLARCOR INC                                                 143            4,249             0.02%
           BARNES GROUP INC COM                                        123            4,059             0.02%
           KANSAS CITY SOUTHERN *                                      162            3,958             0.01%
           AMERICAN SCIENCE & ENGR INC COM *                            59            3,680             0.01%
           STANLEY WKS COM                                              64            3,075             0.01%
           COGNEX CORP COM                                              87            2,618             0.01%
           AVNET INC *                                                 103            2,466             0.01%
           MTC TECHNOLOGIES INC COM *                                   87            2,382             0.01%
           FLORIDA EAST COAST INDS COM                                  47            1,991             0.01%
           NORDSON CORP COM                                             47            1,904             0.01%
           METTLER-TOLEDO INTERNATIONAL *                               15              828             0.00%
           FEI COMPANY *                                                43              824             0.00%
           THOMAS & BETTS CORP COM *                                    12              504             0.00%
           CATERPILLAR INC                                               3              173             0.00%
                                                                              -------------    -------------
                                                                                  3,145,266            11.84%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Technology
           HEWLETT PACKARD CO COM                                   13,470          385,646             1.45%
           RESEARCH IN MOTION LTD COM *                              1,744          115,121             0.44%
           TEXAS INSTRUMENTS INC                                     3,498          112,181             0.43%
           LSI LOGIC CORP *                                         11,250           90,000             0.35%
           UNISYS CORP *                                            14,103           82,220             0.31%
           NOVELL INC *                                              9,026           79,700             0.30%
           MAXIM INTEGRATED PRODUCTS                                 2,173           78,750             0.30%
           CIRRUS LOGIC INC *                                       11,631           77,695             0.29%
           MICROSTRATEGY INC CL A NEW *                                902           74,568             0.28%
           ACTIVISION INC NEW COM NEW *                              5,418           74,443             0.28%
           COGNOS INC COM *                                          1,759           61,055             0.23%
           MARVELL TECHNOLOGY GROUP LTD ORD *                          627           35,168             0.13%
           VEECO INSTRUMENTS INC *                                   2,017           34,955             0.13%
           INFORMATICA CORP *                                        2,674           32,088             0.12%
           LAWSON SOFTWARE INC COM *                                 3,952           29,047             0.11%
           RED HAT INC *                                             1,056           28,787             0.11%
           SEAGATE TECHNOLOGY SHS                                    1,347           26,927             0.10%
           KOPIN CORP *                                              4,647           24,861             0.09%
           COMPUTER SCIENCES CORP *                                    469           23,750             0.09%
           INTERGRAPH CORP *                                           476           23,710             0.09%
           M SYS FLASH DISK PIONEERS LT ORD *                          668           22,124             0.08%
           MTS SYS CORP COM                                            623           21,543             0.08%
           GENESIS MICROCHIP INC DEL COM *                           1,175           21,256             0.08%
           SYBASE INC COM *                                            862           18,843             0.07%
           FISERV INC *                                                402           17,395             0.07%
           PACKETEER INC COM *                                       1,899           14,755             0.06%
           AGILYSYS INC COM                                            778           14,175             0.05%
           CYPRESS SEMICONDUCTOR CORP *                                989           14,093             0.05%
           EMC CORP/MA *                                             1,020           13,892             0.05%
           EXAR CORP *                                               1,060           13,271             0.05%
           ADVANCED DIGITAL INFORMATION COM *                        1,263           12,365             0.05%
           DSP GROUP INC COM *                                         484           12,129             0.05%
           SEMTECH CORP *                                              636           11,613             0.04%
           SYNOPSYS INC *                                              572           11,474             0.04%
           INTL RECTIFIER CORP *                                       357           11,388             0.04%
           ALTERA CORP *                                               579           10,729             0.04%
           CSG SYST INTL *                                             425            9,486             0.04%
           MANHATTAN ASSOCIATES INC *                                  452            9,257             0.03%
           DUN & BRADSTREET CORP DEL NE COM *                          138            9,240             0.03%
           XILINX INC                                                  361            9,101             0.03%
           ON SEMICONDUCTOR CORP COM *                               1,537            8,500             0.03%
           NETWORK APPLIANCE INC *                                     294            7,938             0.03%
           KRONOS INC *                                                174            7,284             0.03%
           REYNOLDS & REYNOLDS CO CL A                                 214            6,007             0.02%
           PALMONE INC COM *                                           187            5,947             0.02%
           INTERSIL CORP -CL A                                         210            5,225             0.02%
           VARIAN SEMICONDUCTOR EQUIPMT *                              115            5,052             0.02%
           BROOKS AUTOMATION INC COM *                                 354            4,436             0.02%
           MKS INSTRUMENTS INC *                                       206            3,685             0.01%
           IMATION CORP                                                 59            2,718             0.01%
           MICROS SYS INC COM *                                         55            2,658             0.01%
           INTER-TEL INC                                               135            2,642             0.01%
           MEMC ELECTR MATLS INC COM *                                  99            2,195             0.01%
           INFOUSA INC NEW COM                                         198            2,164             0.01%
           FILENET CORP COM *                                           83            2,146             0.01%
           TERADYNE INC *                                              123            1,792             0.01%
                                                                              -------------    -------------
                                                                                  1,839,190             6.93%
                                                                              -------------    -------------
    Utilities
           ENTERGY CORP                                              1,406           96,522             0.36%
           SIERRA PAC RES NEW COM *                                  7,007           91,371             0.34%
           CMS ENERGY CORP *                                         5,748           83,403             0.31%
           EDISON INTERNATIONAL                                      1,720           75,009             0.28%
           ONEOK INC NEW COM                                         2,522           67,161             0.25%
           NISOURCE INC                                              2,666           55,613             0.21%
           CONSTELLATION ENERGY CORP                                   929           53,510             0.20%
           FPL GROUP INC                                             1,227           50,994             0.19%
           ENERGY EAST CORP COM                                      1,755           40,014             0.15%
           TXU CORP                                                    666           33,427             0.13%
           FIRSTENERGY CORP                                            353           17,293             0.07%
           UGI CORP                                                    814           16,768             0.06%
           NORTHWESTERN CORP COM NEW                                   341           10,595             0.04%
           PG&E CORP                                                   143            5,308             0.02%
           WISCONSIN ENERGY CORP COM                                   127            4,961             0.02%
           PPL CORP                                                    127            3,734             0.01%
           PNM RESOURCES INC                                            99            2,425             0.01%
           AMERICAN ELECTRIC POWER                                      31            1,150             0.00%
                                                                              -------------    -------------
                                                                                    709,258             2.67%
                                                                              -------------    -------------

           Total common stocks (cost - $18,716,105)                           $  18,853,342            70.99%
                                                                              -------------    -------------

  AMERICAN DEPOSITORY RECEIPTS
                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
  Australia
    Basic Materials
           BHP BILLITON LTD -ADR                                       500           16,710             0.06%
                                                                              -------------    -------------

  France
    Communications
           VIVENDI UNIVL SA  -SP ADR                                    63            1,978             0.01%
                                                                              -------------    -------------

  Germany
    Communications
           DEUTSCHE TELEKOM AG  -SP ADR                                397            6,602             0.03%
    Technology
           INFINEON TECHNOLOGIES AG SPONSORED ADR                      691            6,288             0.02%
                                                                              -------------    -------------

           Total Germany                                                             12,890             0.05%
                                                                              -------------    -------------

  Hong Kong
    Communications
           CHINA MOBILE HONG KONG LTD SPONSORED ADR                    683           16,419             0.06%
                                                                              -------------    -------------

  Mexico
    Communications
           AMERICA MOVIL S A DE C V SPON ADR L SHS                     305            8,924             0.03%
                                                                              -------------    -------------

  Peru
    Basic Materials
           CIA DE MINAS BUENAVENTUR-ADR                                647           18,310             0.07%
                                                                              -------------    -------------

  South Korea
    Basic Materials
           POSCO SPONSORED ADR                                       2,555          126,498             0.48%
                                                                              -------------    -------------
    Communications
           SK TELECOM LTD SPONSORED ADR                              1,438           29,177             0.11%
           KT CORP -SPON ADR                                           464            9,999             0.04%
                                                                              -------------    -------------
                                                                                     39,176             0.15%
                                                                              -------------    -------------
           Total South Korea                                                        165,674             0.63%
                                                                              -------------    -------------

  Spain
    Consumer, Non-cyclical
           COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD                 1,005           38,240             0.14%
    Financial
           BANCO ITAU HLDG FINANCIERA S SP ADR 500 PFD               1,509           36,246             0.14%
                                                                              -------------    -------------
           Total Spain                                                               74,486             0.28%
                                                                              -------------    -------------

  Sweden
    Communications
           ERICSSON L M TEL CO ADR B SEK 10                            869           29,894             0.11%
                                                                              -------------    -------------

  United Kingdom
    Basic Materials
           RIO TINTO PLC-SPON ADR                                      178           32,537             0.12%
                                                                              -------------    -------------
    Communications
           VODAFONE GROUP PLC  -ADR                                  3,552           76,261             0.29%
                                                                              -------------    -------------

    Consumer, Non-cyclical
           GLAXO WELLCOME PLC  -SP ADR                                 393           19,839             0.07%
           SHIRE PHARMACETCLS GRP -ADR                                 170            6,594             0.02%
                                                                              -------------    -------------
                                                                                     26,433             0.10%
                                                                              -------------    -------------
    Energy
           BP AMOCO PLC  -ADS                                            7              451             0.00%
                                                                              -------------    -------------
           Total United Kingdon                                                     135,682             0.51%
                                                                              -------------    -------------

           Total American Depository Receipts (cost - $471,908)                     480,967             1.81%
                                                                              =============    =============

  UNITED STATES GOVERNMENT SECURITIES**

                                                                                                 % OF NET
    Maturity Face Amount     Date          Description                            VALUE         ASSET VALUE
    --------------------   --------    -------------------                    -------------    -------------
      $ 14,200,000.00      2/2/2006    U.S. Treasury Bills                       14,151,657            53.29%
      $  2,000,000.00      2/2/2006    U.S. Treasury Bills                        1,993,191             7.51%
      $    200,000.00      3/9/2006    U.S. Treasury Bills                          198,569             0.75%
                                                                              -------------    -------------
           Total United States government securities
             (cost, including accrued interest, - $16,343,417)                   16,343,417            61.54%
                                                                              -------------    -------------

           Total investment securities (cost - $35,531,430)                   $  35,677,726           134.34%
                                                                              =============    =============

*  - Non-income producing security.

** - pledged as collateral for the trading of futures, forwards and equity securities.

  FUTURES CONTRACTS

    CONTRACTS PURCHASED

                                                                             NO. OF                     % of Net
              SECTOR                 CONTRACT      EXPIRATION   EXCHANGE    CONTRACTS     VALUE        Asset Value
      ------------------------   ---------------   ----------   --------   ----------   ---------    --------------
      ENERGY
                                 LIGHT CRUDE       Feb-06            NYM           23       4,200              0.02%
                                 HEATING OIL       Feb-06            NYM           13     (18,778)            -0.07%
                                 NATURAL GAS       Feb-06            NYM            6    (168,500)            -0.64%
                                 BRENT CRUDE       Feb-06            IPE           23      22,260              0.08%
                                 GAS OIL           Jan-06            IPE           17     (38,300)            -0.14%
                                                                                        ---------    --------------
                                                                                         (199,118)            -0.75%
                                                                                        ---------    --------------

      METALS
                                 GOLD              Feb-06          COMEX            2       3,960              0.02%
                                 COPPER            Mar-06            LME            2       3,487              0.01%
                                 ZINC              Mar-06            LME            2       3,300              0.01%
                                                                                        ---------    --------------
                                                                                           10,747              0.04%
                                                                                        ---------    --------------

      STOCK INDICES
                                 MINI S&P 500      Mar-06            CME           72     (54,078)            -0.21%
                                 MINI NASDAQ       Mar-06            CME            9      (9,240)            -0.03%
                                 DAX               Mar-06          EUREX            7      21,504              0.08%
                                 CAC 40            Jan-06       EURONEXT            6       2,806              0.01%
                                 IBEX 35           Jan-06        MEFF-RV            1        (663)             0.00%
                                 NIKKEI 225        Mar-06            SGX            4       8,776              0.03%
                                 MSCI TAIWAN       Jan-06            SGX            1        (190)             0.00%
                                                                                        ---------    --------------
                                                                                          (31,084)            -0.12%
                                                                                        ---------    --------------

      LONG-TERM INTEREST RATES
                                 EURO-BUND         Mar-06          EUREX            3        (403)             0.00%
                                 LONG GILT         Mar-06          LIFFE            3         637              0.00%
                                                                                        ---------    --------------
                                                                                              234              0.00%
                                                                                        ---------    --------------

             Net unrealized (loss) on futures contracts purchased                        (219,221)            -0.83%
                                                                                        ---------    --------------

    CONTRACTS SOLD

                                                                             NO. OF                     % of Net
              SECTOR                 CONTRACT      EXPIRATION   EXCHANGE    CONTRACTS     VALUE        Asset Value
      ------------------------   ---------------   ----------   --------   ----------   ---------    --------------
      METALS
                                 ZINC              Mar-06            LME            1        (613)             0.00%
                                                                                        ---------    --------------

      STOCK INDICIES
                                 SPI 200           Mar-06            SFE            3      (7,865)            -0.03%
                                 FTSE 100          Mar-06          LIFFE            3       1,213)            -0.01%
                                 STOXX 50          Mar-06          EUREX           44       4,262              0.02%
                                                                                        ---------    --------------
                                                                                           (4,815)            -0.02%
                                                                                        ---------    --------------

      SHORT-TERM INTEREST RATES
                                 AUSTRALIAN 90
                                   DAY BANKER
                                   BILLS           Jun-06            SFE           11      (2,128)            -0.01%
                                 3-MONTH EURIBOR   Jun-06          LIFFE           99      91,849              0.35%
                                 3-MONTH EURIBOR   Sep-06          LIFFE           21       1,376              0.00%
                                 EURODOLLARS       Sep-06            CME          236     (32,363)            -0.12%
                                 SHORT STERLING    Sep-06          LIFFE            8      (1,721)            -0.01%
                                 CANADIAN BANKERS
                                   ACCEPTANCE      Jun-06             ME           12       3,268              0.01%
                                 EUROSWISS         Mar-06          LIFFE            1         (76)             0.00%
                                 EURO-SCHATZ       Mar-06          EUREX          153      20,164              0.08%
                                                                                        ---------    --------------
                                                                                           80,370              0.30%
                                                                                        ---------    --------------

      LONG-TERM INTEREST RATES
                                 AUSTRALIAN
                                   10-YEAR
                                   T-BOND          Mar-06            SFE            1      (1,536)             0.00%
                                 AUSTRALIAN
                                   3-YEAR
                                   T-BOND          Mar-06            SFE            1        (467)             0.00%
                                 U.S. T-BOND       Mar-06                           2      (3,813)            -0.01%
                                 U.S. 10 YEAR NOTE Mar-06                           8      (2,359)            -0.01%
                                 U.S. 5 YEAR NOTE  Mar-06                          36      (5,039)            -0.02%
                                 U.S. 2 YEAR NOTE  Mar-06                           8         281              0.00%
                                 CANADIAN
                                   GOVERNMENT
                                   BOND            Mar-06             ME            2         353              0.00%
                                 EURO-BOBL         Mar-06          EUREX           18         864              0.00%
                                                                                        ---------    --------------
                                                                                          (11,716)            -0.04%
                                                                                        ---------    --------------

             Net unrealized gain on futures contracts sold                                 63,226              0.24%
                                                                                        ---------    --------------

             Net unrealized (loss) on futures contracts                                  (155,995)            -0.59%
                                                                                        =========    ==============

  FORWARD CONTRACTS

    CONTRACTS PURCHASED

                                                                                        % OF NET
      COUNTERPARTY   MATURITY DATE       AMOUNT           CURRENCY          VALUE      ASSET VALUE
      ------------   -------------   -------------   ------------------   ---------    -----------
      ABN AMRO       3/15/2006          19,297,543   Australian Dollar     (208,563)         -0.79%
      ABN AMRO       3/15/2006           3,811,988   British Pound         (112,522)         -0.42%
      ABN AMRO       3/15/2006           1,900,470   Canadian Dollar          3,223           0.01%
      ABN AMRO       3/15/2006          11,274,295   Euro                   (94,725)         -0.36%
      ABN AMRO       3/15/2006       1,562,764,255   Japanese Yen           (33,675)         -0.13%
      ABN AMRO       3/15/2006          12,000,000   Mexican Peso               247           0.00%
      ABN AMRO       3/15/2006           4,300,000   New Zealand Dollar     (79,888)         -0.30%
      ABN AMRO       3/15/2006           3,815,000   Swiss Franc             (8,316)         -0.03%
      ABN AMRO       3/15/2006           3,230,000   Singapore Dollar         5,280           0.02%
      ABN AMRO       3/15/2006           4,000,000   South African Rand       5,628           0.02%
                                                                          ---------    -----------

             Net unrealized (loss) on forward contracts purchased          (523,311)         -1.97%
                                                                          ---------    -----------

    CONTRACTS SOLD

                                                                                        % OF NET
      COUNTERPARTY   MATURITY DATE       AMOUNT           CURRENCY          VALUE      ASSET VALUE
      ------------   -------------   -------------   ------------------   ---------    -----------
      ABN AMRO       3/15/2006           5,298,511   Australian Dollar       34,225           0.13%
      ABN AMRO       3/15/2006           8,745,308   British Pound          204,711           0.77%
      ABN AMRO       3/15/2006           7,999,093   Canadian Dollar         (3,733)         -0.01%
      ABN AMRO       3/15/2006           9,045,113   Euro                   (37,154)         -0.14%
      ABN AMRO       3/15/2006       3,445,048,773   Japanese Yen          (437,575)         -1.65%
      ABN AMRO       3/15/2006           1,000,000   Mexican Peso              (896)          0.00%
      ABN AMRO       3/15/2006           4,277,936   New Zealand Dollar      27,984           0.11%
      ABN AMRO       3/15/2006          13,188,865   Swiss Franc            116,211           0.44%
      ABN AMRO       3/15/2006           2,040,000   Singapore Dollar       (19,989)         -0.08%
                                                                          ---------    -----------

             Net unrealized (loss) on forward contracts sold               (116,216)         -0.44%
                                                                          ---------    -----------

             Net unrealized (loss) on forward contracts                    (639,527)         -2.41%
                                                                          =========    ===========

INVESTMENT SECURITIES SOLD SHORT
                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Basic Materials
           ALCOA INC                                                 9,824          290,496             1.09%
           NEWMONT MINING CORP                                       5,406          288,680             1.09%
           AGNICO EAGLE MINES LTD COM                                9,625          190,190             0.72%
           INTL PAPER CO                                             4,703          158,068             0.60%
           KINROSS GOLD CORP COM NO PAR ***                         16,263          149,945             0.56%
           SOUTHERN PERU COPPER CORP COM                             1,562          104,623             0.39%
           GLAMIS GOLD LTD ***                                       3,551           97,581             0.37%
           CARPENTER TECHNOLOGY CORP COM                             1,350           95,135             0.36%
           OREGON STL MLS INC COM ***                                3,175           93,409             0.35%
           COEUR D ALENE MINES CORP IDAHO ***                       15,087           60,348             0.23%
           SHERWIN WILLIAMS CO COM                                   1,191           54,095             0.20%
           AIRGAS INC COM                                            1,279           42,079             0.16%
           FREEPORT-MCMORAN COPPER & GO CL B                           774           41,641             0.16%
           ALLEGHENY TECHNOLOGIES INC COM                            1,104           39,832             0.15%
           ECOLAB INC COM                                              989           35,871             0.14%
           ENGELHARD CORP COM                                          607           18,301             0.07%
           STEEL DYNAMICS INC                                          512           18,181             0.07%
           STILLWATER MNG CO COM ***                                 1,346           15,573             0.06%
           PAN AMERICAN SILVER CORP COM ***                            807           15,196             0.06%
           LOUISIANA-PACIFIC CORP                                      552           15,163             0.06%
           ALCAN ALUMINIUM LTD                                         214            8,763             0.03%
           GEORGIA GULF CORP                                           258            7,848             0.03%
           GOLDEN STAR RES LTD CDA COM ***                           1,899            5,013             0.02%
           VALSPAR CORP                                                199            4,909             0.02%
           CABOT CORP COM                                              131            4,690             0.02%
           APEX SILVER MINES LTD ***                                   155            2,465             0.01%
           HECLA MNG CO COM ***                                        405            1,644             0.01%
           CENTURY ALUM CO COM ***                                      59            1,546             0.01%
           RELIANCE STEEL & ALUMINUM CO COM                             16              978             0.00%
           AGRIUM INC COM                                               23              506             0.00%
                                                                              -------------    -------------
                                                                                  1,862,771             7.01%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Communications
           AKAMAI TECHNOLOGIES INC COM ***                           6,189          123,347             0.46%
           3COM CORP ***                                            25,933           93,359             0.35%
           RCN CORP COM NEW ***                                      3,806           89,251             0.34%
           NEWS CORP CL B ***                                        4,772           79,263             0.30%
           JDS UNIPHASE CORP ***                                    23,728           55,998             0.21%
           NII HLDGS INC CL B NEW ***                                  977           42,675             0.16%
           IVILLAGE INC COM ***                                      5,033           40,365             0.15%
           MILLICOM INTL CELLULAR S.A. ***                           1,358           36,449             0.14%
           YAHOO INC ***                                               790           30,952             0.12%
           PROQUEST CO ***                                             754           21,044             0.08%
           F5 NETWORKS INC COM ***                                     322           18,415             0.07%
           IDT CORP CL B ***                                         1,521           17,796             0.07%
           UTSTARCOM INC ***                                         2,101           16,934             0.06%
           DIGITAL INSIGHT CORP COM ***                                520           16,650             0.06%
           CMGI INC COM ***                                         11,016           16,623             0.06%
           OMNICOM GROUP                                               190           16,175             0.06%
           MEREDITH CORP                                               298           15,597             0.06%
           OPSWARE INC COM ***                                       2,272           15,427             0.06%
           CHECKFREE CORP ***                                          270           12,393             0.05%
           GOOGLE INC CL A ***                                          27           11,201             0.04%
           LEE ENTERPRISES                                             246            9,080             0.03%
           DITECH COMMUNICATIONS CORP COM ***                          943            7,874             0.03%
           ESSEX CORP COM ***                                          456            7,775             0.03%
           DIGITAL RIV INC COM ***                                     254            7,554             0.03%
           REALNETWORKS INC COM ***                                    973            7,550             0.03%
           SOHU COM INC COM ***                                        370            6,786             0.03%
           WEBSENSE INC COM ***                                         88            5,776             0.02%
           MEDIACOM COMMUNICATIONS CORP CL ***                       1,036            5,688             0.02%
           JUPITERMEDIA CORP COM ***                                   238            3,518             0.01%
           DIGITAS INC COM ***                                         271            3,393             0.01%
           OPENWAVE SYS INC COM NEW ***                                115            2,009             0.01%
           CHARTER COMMUNICATIONS INC DEL ***                        1,613            1,968             0.01%
           ERESEARCHTECHNOLOGY INC COM ***                             107            1,616             0.01%
           ALLTEL CORP                                                  16            1,010             0.00%
           BLACK BOX CORP                                               16              758             0.00%
                                                                              -------------    -------------
                                                                                    842,268             3.17%
                                                                              -------------    -------------
    Consumer, Cyclical
           ANNTAYLOR STORES CORP COM ***                             6,598          227,763             0.86%
           AMR CORP/DE ***                                           9,493          211,029             0.79%
           WENDYS INTL INC COM                                       3,559          196,670             0.74%
           RUBY TUESDAY INC COM                                      6,433          166,550             0.63%
           HARRAHS ENTERTAINMENT INC                                 1,915          136,520             0.51%
           INTL GAME TECH                                            4,135          127,275             0.48%
           LENNAR CORP                                               1,926          117,525             0.44%
           FOOT LOCKER INC                                           4,946          116,676             0.44%
           INGRAM MICRO INC CL A ***                                 5,283          105,290             0.40%
           JOHNSON CONTROLS                                          1,195           87,127             0.33%
           FURNITURE BRANDS INTL INC COM                             3,897           87,020             0.33%
           K2 INC COM ***                                            8,600           86,946             0.33%
           SELECT COMFORT CORP COM ***                               2,777           75,951             0.29%
           BORDERS GROUP INC COM                                     3,031           65,681             0.25%
           AUTONATION INC COM ***                                    3,007           65,342             0.25%
           BOISE CASCADE CORP COM (OFFICEMAX INC)                    2,570           65,175             0.25%
           PACCAR INC                                                  910           62,999             0.24%
           PHILLIPS VAN HEUSEN CORP COM                              1,938           62,791             0.24%
           JETBLUE AWYS CORP COM ***                                 4,020           61,820             0.23%
           PEP BOYS-MANNY MOE & JACK                                 3,726           55,480             0.21%
           SEARS HOLDING CORP COM ***                                  448           51,757             0.19%
           COST PLUS INC/CALIFORNIA ***                              2,903           49,786             0.19%
           LOWES COS                                                   707           47,129             0.18%
           CIRCUIT CITY STR CRCT CTY GP                              1,982           44,773             0.17%
           TECH DATA CORP ***                                        1,092           43,254             0.16%
           WABASH NATL CORP COM                                      2,232           42,520             0.16%
           MARINEMAX INC COM ***                                     1,314           41,483             0.16%
           COACH INC COM ***                                         1,187           39,575             0.15%
           HUGHES SUPPLY INC                                         1,099           39,399             0.15%
           TORO CO                                                     882           38,605             0.15%
           CARMAX INC ***                                            1,370           37,922             0.14%
           REPUBLIC AWYS HLDGS INC COM ***                           2,474           37,605             0.14%
           JO-ANN STORES INC COM ***                                 3,178           37,500             0.14%
           LEAR CORP COM                                             1,287           36,628             0.14%
           D R HORTON INC COM                                          985           35,194             0.13%
           CHOICE HOTELS INTL INC COM                                  742           30,986             0.12%
           FASTENAL CO                                                 778           30,443             0.11%
           CENTRAL EUROPEAN DIST CORP COM ***                          715           28,700             0.11%
           THOR INDUSTRIES INC                                         672           26,927             0.10%
           ACCURIDE CORP COM ***                                     1,847           23,826             0.09%
           DILLARDS INC CL A                                           938           23,281             0.09%
           LIFE TIME FITNESS INC COM ***                               607           23,121             0.09%
           BLOCKBUSTER INC CL A                                      5,359           20,096             0.08%
           UNITED AUTO GROUP INC COM                                   504           19,253             0.07%
           RADIOSHACK CORP                                             782           16,445             0.06%
           SCHOOL SPECIALTY INC COM ***                                393           14,321             0.05%
           KERZNER INTERNATIONAL LTD SHS ***                           170           11,688             0.04%
           MATTEL INC                                                  619            9,793             0.04%
           JONES APPAREL                                               317            9,738             0.04%
           PINNACLE ENTMT INC COM ***                                  334            8,253             0.03%
           LEVITT CORP CL A                                            317            7,209             0.03%
           CBRL GROUP INC COM                                          186            6,538             0.02%
           MSC INDUSTRIAL DIRECT -CL A                                 162            6,516             0.02%
           SHUFFLE MASTER INC COM ***                                  219            5,506             0.02%
           POLARIS INDS INC COM                                        107            5,371             0.02%
           RYANS RESTAURANT GROUP INC COM ***                          440            5,306             0.02%
           RC2 CORP COM ***                                            139            4,937             0.02%
           COLUMBIA SPORTSWEAR CO ***                                  103            4,916             0.02%
           FAIRMONT HOTELS RESORTS INC COM                             107            4,538             0.02%
           SCANSOURCE INC COM ***                                       79            4,320             0.02%
           JACK IN THE BOX INC COM ***                                 123            4,296             0.02%
           TJX COMPANIES INC                                           175            4,065             0.02%
           SCP POOL CORP                                               104            3,871             0.01%
           ISLE OF CAPRI CASINOS INC COM ***                           147            3,581             0.01%
           QUIKSILVER INC ***                                          230            3,183             0.01%
           BOYD GAMING CORP                                             63            3,003             0.01%
           RARE HOSPITALITY INTL INC ***                                63            1,915             0.01%
           SONIC AUTOMOTIVE INC CL A                                    76            1,693             0.01%
           GTECH HLDGS CORP COM                                         51            1,619             0.01%
           KELLWOOD CO                                                  47            1,122             0.00%
           CARNIVAL CORP                                                20            1,069             0.00%
           JAKKS PAC INC COM ***                                        32              670             0.00%
           TIMBERLAND CO CL A ***                                       19              618             0.00%
           WMS INDS INC COM ***                                         11              276             0.00%
           AUTOZONE INC ***                                              3              275             0.00%
                                                                              -------------    -------------
                                                                                  3,188,047            12.00%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Consumer, Non-Cyclical
           RJ REYNOLDS TOBACCO HLDGS                                 1,263          120,402             0.45%
           Advanced Medical Optics ***                               2,375           99,275             0.37%
           PSYCHIATRIC SOLUTIONS INC COM                             3,364           98,801             0.37%
           GEVITY HR INC COM                                         3,810           97,993             0.37%
           ZIMMER HLDGS INC COM ***                                  1,422           95,900             0.36%
           NAVIGANT CONSULTING INC COM ***                           3,622           79,612             0.30%
           BECTON DICKINSON & CO                                     1,199           72,036             0.27%
           AMEDISYS INC COM ***                                      1,679           70,921             0.27%
           MERIT MED SYS INC COM ***                                 5,435           65,981             0.25%
           SARA LEE CORP                                             3,198           60,442             0.23%
           ADOLPH COORS                                                882           59,085             0.22%
           CV THERAPEUTICS INC ***                                   2,130           52,675             0.20%
           COOPER COS INC                                              966           49,556             0.19%
           WRIGHT MED GROUP INC COM ***                              2,371           48,368             0.18%
           PHARMACEUTICAL RESOURCES INC ***                          1,505           47,167             0.18%
           NEUROCRINE BIOSCIENCES INC ***                              742           46,546             0.18%
           CHARLES RIV LABS INTL INC COM ***                         1,036           43,895             0.17%
           CONVERGYS CORP ***                                        2,761           43,762             0.16%
           UNIVERSAL CORP VA COM                                       985           42,710             0.16%
           GREAT ATLANTIC & PAC TEA INC CO ***                       1,342           42,649             0.16%
           SUNRISE SENIOR LIVING INC ***                             1,246           42,003             0.16%
           INTRALASE CORP COM ***                                    2,336           41,651             0.16%
           AMYLIN PHARMACEUTICALS INC ***                              985           39,321             0.15%
           MPS GROUP INC ***                                         2,788           38,112             0.14%
           ALLERGAN INC                                                337           36,383             0.14%
           CORINTHIAN COLLEGES INC ***                               2,863           33,698             0.13%
           NABI BIOPHARMACEUTICALS COM ***                           9,728           32,881             0.12%
           COLGATE-PALMOLIVE CO                                        591           32,416             0.12%
           HUMAN GENOME SCIENCES INC ***                             3,718           31,826             0.12%
           OSI PHARMACEUTICALS INC ***                               1,108           31,068             0.12%
           INCYTE GENOMICS INC ***                                   5,716           30,523             0.11%
           UNITED RENTALS INC ***                                    1,283           30,009             0.11%
           ALBERTO CULVER CO CL B CONV                                 595           27,221             0.10%
           CORRECTIONS CORP AMER NEW COM NEW ***                       595           26,757             0.10%
           FOSSIL INC ***                                            1,104           23,747             0.09%
           VARIAN MED SYS INC COM ***                                  469           23,609             0.09%
           ALEXION PHARM ***                                         1,132           22,923             0.09%
           COINSTAR INC COM ***                                        880           20,090             0.08%
           TENET HEALTHCARE CORP ***                                 2,614           20,023             0.08%
           CARDINAL HEALTH INC                                         282           19,388             0.07%
           SOURCE INTERLINK COS INC COM NE ***                       1,621           18,026             0.07%
           YANKEE CANDLE INC                                           691           17,690             0.07%
           REVLON INC CL A ***                                       5,653           17,524             0.07%
           SONOSITE INC COM ***                                        481           16,840             0.06%
           BLYTH INC COM                                               770           16,132             0.06%
           CEPHALON INC ***                                            242           15,667             0.06%
           DENTSPLY INTL INC NEW COM                                   282           15,141             0.06%
           AETNA INC                                                   158           14,901             0.06%
           QUEST DIAGNOSTICS INC                                       286           14,723             0.06%
           ENDO PHARMACEUTICALS HLDGS ***                              477           14,434             0.05%
           CELGENE CORP ***                                            214           13,867             0.05%
           SANDERSON FARMS INC COM                                     444           13,555             0.05%
           ITT EDUCATIONAL SERVICES INC ***                            223           13,182             0.05%
           INTERMUNE INC ***                                           751           12,617             0.05%
           TMP WORLDWIDE INC ***                                       301           12,287             0.05%
           HILLENBRAND INDS INC COM                                    242           11,957             0.05%
           RADIATION THERAPY SVCS INC COM ***                          298           10,522             0.04%
           UNITED NAT FOODS INC COM ***                                398           10,507             0.04%
           ALLIANCE ONE INTL INC COM ***                             2,677           10,440             0.04%
           PEDIATRIX MEDICAL GROUP INC ***                             115           10,186             0.04%
           IRON MTN INC PA COM ***                                     235            9,922             0.04%
           CONOR MEDSYSTEMS INC COM ***                                496            9,598             0.04%
           LABORATORY CP OF AMER HLDGS ***                             178            9,585             0.04%
           Watson Wyatt Worldwide Inc                                  286            7,979             0.03%
           DOV PHARMACEUTICAL INC COM ***                              480            7,046             0.03%
           PSS WORLD MED INC COM ***                                   452            6,708             0.03%
           RENT A CTR INC NEW COM ***                                  325            6,130             0.02%
           NCO GROUP INC COM ***                                       354            5,990             0.02%
           ABM INDS INC COM                                            290            5,670             0.02%
           LINCARE HOLDINGS INC ***                                    131            5,490             0.02%
           PROTEIN DESIGN LABS INC ***                                 191            5,428             0.02%
           THORATEC CORP ***                                           254            5,255             0.02%
           DREYERS GRAND ICE CREAM INC                                  63            5,221             0.02%
           ATHEROGENICS INC COM ***                                    250            5,003             0.02%
           AMERICAN HEALTHWAYS INC ***                                  91            4,118             0.02%
           ANGIOTECH PHARMACEUTICALS ***                               289            3,800             0.01%
           BRISTOL MYERS SQUIBB                                        158            3,631             0.01%
           FTI CONSULTING INC ***                                      123            3,375             0.01%
           MANOR CARE INC                                               79            3,142             0.01%
           Laureate Education Inc ***                                   47            2,468             0.01%
           BECKMAN COULTER INC COM                                      40            2,276             0.01%
           AMERICAN RETIREMENT CORP COM ***                             83            2,086             0.01%
           RESOURCES CONNECTION INC COM ***                             79            2,063             0.01%
           VERTEX PHARMACEUTICALS INC ***                               69            1,909             0.01%
           TELETECH HOLDINGS INC COM ***                               147            1,771             0.01%
           CHOICEPOINT INC ***                                          27            1,202             0.00%
           BANTA CORP                                                   19              946             0.00%
           NEKTAR THERAPEUTICS ***                                      47              774             0.00%
           INTUITIVE SURGICAL INC COM NEW ***                            4              469             0.00%
                                                                              -------------    -------------
                                                                                  2,350,675             8.85%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Energy
           MURPHY OIL CORP                                           5,275          284,797             1.07%
           SUNCOR ENERGY INC COM                                     3,984          251,510             0.95%
           WEATHERFORD INTL INC ***                                  5,287          191,389             0.72%
           CHESAPEAKE ENERGY CORP                                    5,959          189,079             0.71%
           MAVERICK TUBE CORP ***                                    4,119          164,183             0.62%
           AMERADA HESS CORP                                         1,187          150,535             0.57%
           TRANSOCEAN SEDCO FOREX INC ***                            2,006          139,798             0.53%
           NABORS INDUSTRIES ***                                     1,779          134,759             0.51%
           DEVON ENERGY CORPORATION                                  1,855          116,012             0.45%
           UNIVERSAL COMPRESSION HLDGS COM ***                       2,804          115,300             0.43%
           CHEVRON CORP                                              1,982          112,518             0.42%
           ANADARKO PETROLEUM CORP                                   1,108          104,983             0.40%
           TALISMAN ENERGY INC                                       1,974          104,385             0.39%
           PETROQUEST ENERGY INC COM ***                            12,053           99,799             0.38%
           EQUITABLE RES INC COM                                     2,709           99,393             0.37%
           WILLAMETTE IND ***                                        2,347           93,880             0.35%
           OCCIDENTAL PETROLEUM CORP                                 1,084           86,590             0.33%
           FMC TECHNOLOGIES INC COM ***                              1,914           82,149             0.31%
           PIONEER NAT RES CO COM                                    1,596           81,827             0.31%
           BJ SERVICES CO                                            2,161           79,244             0.30%
           GRANT PRIDECO INC ***                                     1,795           79,195             0.30%
           COMSTOCK RES INC COM NEW ***                              2,519           76,855             0.29%
           SCHLUMBERGER LTD                                            715           69,462             0.26%
           NEWFIELD EXPL CO COM ***                                  1,374           68,796             0.26%
           APACHE CORP                                                 989           67,766             0.26%
           SMITH INTERNATIONAL INC                                   1,744           64,720             0.24%
           GLOBALSANTAFE CORP SHS                                    1,318           63,462             0.24%
           PETRO-CDA COM                                             1,355           54,322             0.20%
           DELTA PETE CORP COM NEW ***                               2,463           53,620             0.20%
           RANGE RES CORP COM                                        1,998           52,640             0.20%
           KCS ENERGY INC COM ***                                    2,065           50,014             0.19%
           XTO ENERGY CORP COM                                       1,072           47,104             0.18%
           BAKER-HUGHES INC                                            758           46,071             0.17%
           STONE ENERGY CORP ***                                       962           43,800             0.16%
           PRIDE INTERNATIONAL INC ***                               1,414           43,481             0.16%
           VERITAS DGC INC COM ***                                   1,148           40,743             0.15%
           ATWOOD OCEANICS INC COM ***                                 516           40,263             0.15%
           HOUSTON EXPL CO COM ***                                     719           37,963             0.14%
           SWIFT ENERGY CO COM ***                                     830           37,408             0.14%
           CABOT OIL & GAS CORP                                        822           37,072             0.14%
           CAL DIVE INTERNATIONAL INC ***                            1,020           36,608             0.14%
           ST MARY LD & EXPL CO COM                                    989           36,405             0.14%
           COOPER CAMERON CORP ***                                     869           35,977             0.14%
           PEABODY ENERGY CORP COM                                     425           35,029             0.13%
           TESORO CORP COM                                             541           33,299             0.13%
           UNIT CORP ***                                               595           32,743             0.12%
           POGO PRODUCING CO COM                                       643           32,028             0.12%
           SEACOR HOLDINGS INC COM ***                                 456           31,054             0.12%
           ROWAN COS INC ***                                           870           31,007             0.12%
           NATIONAL-OILWELL INC COM ***                                480           30,096             0.11%
           CHENIERE ENERGY INC COM NEW ***                             754           28,064             0.11%
           QUICKSILVER RESOURCES INC COM ***                           636           26,718             0.10%
           LONE STAR TECHNOLOGIES INC COM ***                          504           26,037             0.10%
           NOBLE DRILLING CORP                                         369           26,029             0.10%
           ULTRA PETROLEUM CORP COM ***                                433           24,161             0.09%
           FOREST OIL CORP ***                                         520           23,696             0.09%
           NOBLE AFFILIATES                                            444           17,893             0.07%
           HELMERICH & PAYNE INC COM                                   278           17,211             0.06%
           GASCO ENERGY INC COM ***                                  2,478           16,181             0.06%
           PLAINS ALL AMERN PIPELINE L UNI                             393           15,551             0.06%
           DENBURY RES INC COM NEW ***                                 663           15,103             0.06%
           OCEANEERING INTERNATIONAL ***                               298           14,834             0.06%
           ARCH COAL INC                                               182           14,469             0.05%
           HYDRIL COM ***                                              222           13,897             0.05%
           CARBO CERAMICS INC COM                                      214           12,095             0.05%
           EL PASO CORP                                                929           11,297             0.04%
           HANOVER COMPRESSOR CO ***                                   746           10,526             0.04%
           NATIONAL FUEL GAS CO N J COM                                337           10,511             0.04%
           GOODRICH PETE CORP COM NEW ***                              373            9,381             0.04%
           PATTERSON-UTI ENERGY INC                                    226            7,447             0.03%
           CARRIZO OIL & CO INC COM ***                                186            4,594             0.02%
           ATP OIL & GAS COM ***                                        76            2,813             0.01%
                                                                              -------------    -------------
                                                                                  4,439,643            16.73%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Financial
           CAPITAL ONE FINL CORP                                     2,494          215,483             0.81%
           MARSH & MCLENNAN COS                                      3,218          102,204             0.38%
           REGIONS FINL CORP COM                                     2,903           99,166             0.37%
           CHICAGO MERCANTILE EXCHANGE                                 266           97,752             0.37%
           KIMCO REALTY CORP COM                                     2,991           95,951             0.36%
           GALLAGHER ARTHUR J & CO COM                               2,967           91,621             0.34%
           WADDELL&REED FINL INC  -CL A                              4,339           90,989             0.34%
           BROWN & BROWN INC COM                                     2,678           81,786             0.31%
           SIGNATURE BANK ***                                        2,645           74,245             0.28%
           EAST WEST BANCORP INC                                     1,997           72,871             0.27%
           FIFTH THIRD BANCORP                                       1,918           72,347             0.27%
           AFFILIATED MANAGERS GROUP ***                               873           70,058             0.26%
           MIDWEST BANC HOLDINGS INC                                 2,999           66,728             0.25%
           AMB PROPERTY CORP                                         1,338           65,789             0.25%
           CATHAY GENERAL BANCORP                                    1,644           59,085             0.22%
           UCBH HOLDINGS INC                                         3,209           57,377             0.22%
           DEVELOPERS DIVERSIFIED RLTY COM                           1,100           51,722             0.19%
           NORTH FORK BANCORPORATION NY COM                          1,673           45,773             0.17%
           HOME PROPERTIES INC                                       1,100           44,880             0.17%
           LEGG MASON INC COM                                          365           43,687             0.16%
           WINTRUST FINANCIAL CORP COM                                 703           38,595             0.15%
           AMERICAN HOME MTG INVT CORP COM                           1,048           34,133             0.13%
           HILB ROGAL & HAMILTON CO COM                                877           33,773             0.13%
           PROLOGIS TR SH BEN INT                                      719           33,592             0.13%
           PEOPLES BANK                                              1,013           31,464             0.12%
           MARKEL CORP ***                                              95           30,120             0.11%
           T ROWE PRICE GP                                             369           26,579             0.10%
           WR BERKLEY CORP                                             492           23,429             0.09%
           FLAGSTAR BANCORP INC COM                                  1,620           23,328             0.09%
           NEW PLAN EXCEL RLTY TR INC COM                              933           21,627             0.08%
           UMPQUA HOLDINGS CORP                                        742           21,169             0.08%
           BROOKLINE BANCORP INC                                     1,426           20,206             0.08%
           FEDERATED INVESTORS INC                                     513           19,002             0.07%
           VALLEY NATIONAL BANCORP                                     778           18,750             0.07%
           TEXAS REGIONAL BANCSHARES-A                                 619           17,518             0.07%
           GENERAL GROWTH PPTYS INC COM                                306           14,379             0.05%
           WESTAMERICA BANCORPORATION                                  262           13,904             0.05%
           GREATER BAY BANCORP COM                                     525           13,451             0.05%
           BANKUNITED FINANCIAL CORP-A                                 448           11,903             0.04%
           RECKSON ASSOCS RLTY CORP COM                                294           10,578             0.04%
           RAYMOND JAMES FINANCIAL INC COM                             258            9,719             0.04%
           HANCOCK HOLDING CO                                          250            9,453             0.04%
           SKY FINANCIAL GROUP INC                                     317            8,819             0.03%
           PRIVATEBANCORP INC                                          242            8,608             0.03%
           WEINGARTEN REALTY INVESTORS                                 214            8,091             0.03%
           JEFFERIES GROUP INC NEW COM                                 178            8,006             0.03%
           PROSPERITY BANCSHARES INC                                   254            7,300             0.03%
           FIDELITY BANKSHARES INC                                     206            6,736             0.03%
           CENTRAL PACIFIC FINANCIAL CO                                174            6,250             0.02%
           SL GREEN REALTY CORP                                         80            6,111             0.02%
           ASSOCIATED BANC CORP COM                                    182            5,924             0.02%
           USI HLDGS CORP COM ***                                      413            5,687             0.02%
           OCWEN FINANCIAL CORP ***                                    643            5,594             0.02%
           FNB CORP                                                    313            5,434             0.02%
           BOSTON PRIVATE FINL HOLDING                                 175            5,324             0.02%
           WILLIS GROUP HOLDINGS LTD SHS                               127            4,691             0.02%
           KNIGHT TRADING GROUP INC COM ***                            393            3,887             0.01%
           BANCORPSOUTH INC                                            162            3,575             0.01%
           DIME COMMUNITY BANCSHARES                                   238            3,477             0.01%
           UNITED COMMUNITY BANKS/GA                                   127            3,386             0.01%
           BANK OF THE OZARKS                                           88            3,247             0.01%
           SOUTH FINANCIAL GROUP INC                                   107            2,947             0.01%
           CVB FINANCIAL CORP                                          143            2,904             0.01%
           IBERIABANK CORP                                              51            2,602             0.01%
           STANCORP FINL GROUP INC                                      52            2,597             0.01%
           GREENHILL & CO INC                                           40            2,246             0.01%
           PHILADELPHIA CONS HLDG CORP COM ***                          23            2,224             0.01%
           HUDSON CITY BANCORP COM                                     111            1,345             0.01%
           CULLEN FROST BANKERS INC COM                                 23            1,235             0.00%
                                                                              -------------    -------------
                                                                                  2,204,434             8.30%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Industrial
           NORTHROP GRUMMAN CORP                                     3,920          235,631             0.89%
           EATON CORP                                                2,673          179,332             0.68%
           SYMBOL TECHNOLOGIES                                      13,677          175,339             0.66%
           ALLIED WASTE INDS INC COM PAR$.01NEW ***                 11,563          101,061             0.38%
           FLUOR CORP NEW COM                                        1,251           96,652             0.36%
           UNITED TECHNOLOGIES CORP                                  1,657           92,643             0.35%
           BUCYRUS INTL INC NEW CL A                                 1,620           85,374             0.32%
           YELLOW CORP ***                                           1,753           78,201             0.29%
           BRIGGS & STRATTON                                         1,859           72,111             0.27%
           PACTIV CORP ***                                           3,027           66,594             0.25%
           RYDER SYS INC COM                                         1,613           66,165             0.25%
           BENCHMARK ELECTRONICS INC ***                             1,938           65,175             0.25%
           TEKTRONIX INC                                             2,233           62,993             0.24%
           HEXCEL CORP NEW COM ***                                   3,193           57,634             0.22%
           NATIONAL INSTRS CORP COM                                  1,665           53,363             0.20%
           THERMO ELECTRON ***                                       1,458           43,930             0.17%
           ALERIS INTL INC COM ***                                   1,128           36,367             0.14%
           VISHAY INTRTECHNOLOGY ***                                 2,482           34,152             0.13%
           ARGON ST INC COM ***                                      1,064           32,963             0.12%
           WERNER ENTERPRISES INC COM                                1,605           31,619             0.12%
           SEALED AIR CORP                                             528           29,658             0.11%
           CRANE CO COM                                                778           27,440             0.10%
           APPLERA CORP                                                985           26,162             0.10%
           MASCO CORP                                                  862           26,024             0.10%
           PACKAGING CORP OF AMERICA                                   962           22,078             0.08%
           TYCO INTERNATIONAL LTD                                      743           21,443             0.08%
           ANALOGIC CORP                                               429           20,528             0.08%
           The Brinks Co.                                              417           19,978             0.08%
           TEEKAY SHIPPING MARSHALL ISL COM                            497           19,830             0.07%
           GRAFTECH INTL LTD COM ***                                 3,170           19,717             0.07%
           ACTUANT CORP -CL A                                          353           19,697             0.07%
           BEMIS INC COM                                               639           17,809             0.07%
           OVERSEAS SHIPHOLDING GROUP                                  353           17,788             0.07%
           ARMOR HOLDINGS INC COM ***                                  386           16,463             0.06%
           UNION PACIFIC CORP                                          171           13,767             0.05%
           TEREX CORP ***                                              223           13,246             0.05%
           BLOUNT INTL INC NEW COM ***                                 814           12,967             0.05%
           GRIFFON CORP COM ***                                        512           12,191             0.05%
           AGCO CORP COM ***                                           711           11,781             0.04%
           ROFIN SINAR TECHNOLOGIES INC COM ***                        211            9,172             0.03%
           TTM TECHNOLOGIES INC COM ***                                942            8,855             0.03%
           EXPEDITORS INTL WASH INC                                    131            8,844             0.03%
           ORBITAL SCIENCES CORP COM ***                               683            8,770             0.03%
           RAYTHEON CO                                                 182            7,307             0.03%
           TRIMBLE NAVIGATION LTD ***                                  159            5,643             0.02%
           DIONEX CORP COM ***                                         112            5,497             0.02%
           COMMERCIAL METALS CO COM                                    123            4,617             0.02%
           VARIAN INC ***                                              108            4,297             0.02%
           DYCOM INDS INC COM ***                                      182            4,004             0.02%
           EDO CORP COM                                                139            3,761             0.01%
           JACOBS ENGR GROUP INC DEL COM ***                            55            3,733             0.01%
           ARKANSAS BEST CORP                                           83            3,625             0.01%
           CUBIC CORP COM                                              155            3,094             0.01%
           BALL CORP COM                                                75            2,979             0.01%
           DONALDSON CO INC                                             59            1,876             0.01%
           PLEXUS CORP ***                                              79            1,796             0.01%
           IDENTIX INC COM ***                                         270            1,353             0.01%
           GENTEX CORP COM                                              43              839             0.00%
           SONOCO PRODUCTS CO                                           28              823             0.00%
           HEARTLAND EXPRESS INC COM                                    35              710             0.00%
                                                                              -------------    -------------
                                                                                  2,127,461             8.01%
                                                                              -------------    -------------

                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
    Technology
           INTEGRATED DEVICE TECH INC ***                           11,067          145,863             0.55%
           HUTCHINSON TECH ***                                       3,687          104,895             0.39%
           COGNIZANT TECH SOLUTIONS ***                              1,524           76,611             0.29%
           ADVANCED MICRO DEVICES ***                                2,304           70,502             0.27%
           APPLIED MATERIALS INC                                     3,874           69,500             0.26%
           ATMI INC ***                                              2,336           65,338             0.25%
           LAM RESEARCH CORP ***                                     1,366           48,739             0.18%
           KEANE INC ***                                             3,122           34,373             0.13%
           AVID TECHNOLOGY INC ***                                     599           32,801             0.12%
           ECLIPSYS CORP COM ***                                     1,652           31,272             0.12%
           MICRON TECHNOLOGY INC ***                                 2,323           30,919             0.12%
           MAXTOR CORP ***                                           4,405           30,571             0.12%
           PHOTRONICS INC COM ***                                    2,010           30,271             0.11%
           AFFILIATED COMP SVCS  -CL A ***                             480           28,406             0.11%
           FAIRCHILD SEMICONDUCTOR INTL ***                          1,517           25,652             0.10%
           SILICON STORAGE TECHNOLOGY ***                            4,998           25,340             0.10%
           ENTEGRIS INC COM ***                                      2,669           25,142             0.09%
           TESSERA TECHNOLOGIES INC COM ***                            961           24,842             0.09%
           SRA INTL INC CL A ***                                       810           24,737             0.09%
           STANDARD MICROSYSTEMS CORP COM ***                          794           22,780             0.09%
           BISYS GROUP INC ***                                       1,505           21,085             0.08%
           DELL COMPUTER CORP ***                                      643           19,258             0.07%
           EFUNDS CORP COM ***                                         771           18,072             0.07%
           ASM LITHOGRAPHY HOLDING NV ***                              734           14,739             0.06%
           IKON OFFICE SOLUTIONS                                     1,335           13,897             0.05%
           MENTOR GRAPHIC ***                                        1,335           13,804             0.05%
           WESTERN DIGITAL CORP ***                                    719           13,381             0.05%
           GATEWAY INC ***                                           5,284           13,263             0.05%
           WIND RIVER SYSTEMS INC ***                                  897           13,249             0.05%
           WITNESS SYS INC COM ***                                     631           12,412             0.05%
           KANBAY INTL INC COM ***                                     751           11,933             0.04%
           ELECTRONIC DATA SYSTEMS CORP                                444           10,674             0.04%
           CERTEGY INC COM ***                                         242            9,816             0.04%
           ATI TECHNOLOGIES INC ***                                    576            9,786             0.04%
           SILICON IMAGE INC COM ***                                   886            8,036             0.03%
           PMC-SIERRA INC ***                                          564            4,348             0.02%
           CREE INC ***                                                111            2,802             0.01%
           NOVELLUS SYSTEMS INC ***                                    103            2,484             0.01%
           FACTSET RESH SYS INC COM                                     59            2,428             0.01%
           ATMEL CORP ***                                              754            2,330             0.01%
           XEROX CORP ***                                              116            1,699             0.01%
           CITRIX SYSTEMS INC ***                                       51            1,465             0.01%
           NETIQ CORP ***                                              115            1,413             0.01%
           THQ INC ***                                                  48            1,145             0.00%
           BMC SOFTWARE INC ***                                         31              635             0.00%
           HYPERION SOLUTIONS CORP ***                                  11              394             0.00%
                                                                              -------------    -------------
                                                                                  1,173,366            4.42%
                                                                              -------------    -------------
    Utilities
           KEYSPAN CORP COM                                          2,963          105,749             0.40%
           AQUILA INC COM ***                                       27,244           98,078             0.37%
           NORTHEAST UTILS COM                                       3,956           77,894             0.29%
           DPL INC COM                                               2,466           64,141             0.24%
           SOUTHERN CO                                               1,701           58,736             0.22%
           DYNEGY INC ***                                            5,831           28,222             0.11%
           SOUTHERN UNION CO ***                                     1,092           25,804             0.10%
           HAWAIIAN ELEC INDUSTRIES COM                                794           20,565             0.08%
           ITC HLDGS CORP COM                                          537           15,084             0.06%
           EL PASO ELEC CO COM NEW ***                                 715           15,044             0.06%
           Aqua America Inc                                            533           14,551             0.05%
           DOMINION RESOURCES INC                                      154           11,889             0.04%
           PINNACLE WEST CAP CORP COM                                  166            6,864             0.03%
           ENERGEN CORP                                                123            4,467             0.02%
           CALIFORNIA WTR SVC GROUP COM                                 87            3,326             0.01%
           WPS RESOURCES CORP                                           47            2,600             0.01%
           ALLIANT ENERGY CORP COM                                       8              224             0.00%
                                                                              -------------    -------------
                                                                                    553,237             2.08%
                                                                              -------------    -------------

           Total common stocks sold short (cost - $18,583,200)                $  18,741,902            70.57%
                                                                              -------------    -------------


  American Depository Receipts
                                                                                                 % OF NET
                                                                   SHARES         VALUE         ASSET VALUE
                                                                   -------    -------------    -------------
  Brazil
    Communications
           TELE NORTE LESTE -SPON ADR                                1,247           22,346             0.08%
                                                                              -------------    -------------

  China
    Energy
           CHINA PETE & CHEM CORP SPON ADR H SHS                        67            3,323             0.01%
                                                                              -------------    -------------

  France
    Energy
           TOTAL FINA ELF S A  -ADR                                    548           69,267             0.26%
                                                                              -------------    -------------

  Germany
    Industrial
           SIEMENS A G SPONSORED ADR                                   688           58,886             0.22%
    Technology
           SAP AKTIENGESELL                                            131            5,904             0.02%
                                                                              -------------    -------------
           Total Germany                                                             64,790             0.24%
                                                                              -------------    -------------

  India
    Technology
           SATYAM COMPUTER SERVICES LTD ADR                            150            5,489             0.02%
    Financial
           ICICI BK LTD ADR                                            766           22,061             0.08%
                                                                              -------------    -------------
           Total India                                                               27,550            0.10%
                                                                              -------------    -------------

  Israel
    Consumer, Non-cyclical
           TEVA PHARM INDS  -ADR                                       572           24,602             0.09%
                                                                              -------------    -------------

  Japan
    Technology
           CANON INC-SPONS ADR                                           3              176             0.00%
    Consumer, Cyclical
           SONY CORP  -AMER SHARES                                     342           13,954             0.05%
                                                                              -------------    -------------
                                                                                     14,130             0.05%
                                                                              -------------    -------------

  Mexico
    Communications
           TELEFONOS DE MEX  -SPON ADR                                 215            5,306             0.02%
                                                                              -------------    -------------

  Netherlands
    Financial
           ING GROUP N V SPONSORED ADR                                 270            9,401             0.04%
    Industrial
           KONINKLIJKE PHLPS ELC  -ADR                               4,835          150,369             0.57%
                                                                              -------------    -------------
                                                                                    159,770             0.61%
                                                                              -------------    -------------

  South Africa
    Basic Materials
           GOLD FIELDS LTD NEW SPONSORED ADR                         1,156           20,380             0.08%
           ANGLOGOLD LTD SPONSORED ADR                                 576           28,414             0.11%
                                                                              -------------    -------------
                                                                                     48,794             0.19%
                                                                              -------------    -------------

  South Korea
    Utilities
           KOREA ELECTRIC PWR SPONSORED ADR                            759           14,793             0.06%
                                                                              -------------    -------------

  Taiwan
    Technology
           TAIWAN SEMICONDUCTOR -ADR                                12,057          119,485             0.45%
                                                                              -------------    -------------

           Total American depository receipts (proceeds - $569,658)                 574,156             2.16%
                                                                              -------------    -------------

           Total investment securities sold short (proceeds - $19,152,858)       19,316,058            72.73%
                                                                              =============    =============

*** - Security did not pay a dividend during the previous twelve months.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                    CAMPBELL & COMPANY INVESTMENT ADVISER LLC
                       PROXY VOTING POLICY AND PROCEDURES

--------------------------------------------------------------------------------

1. GOVERNING STANDARDS

This Proxy Voting Policy and Procedures (the "Policy") has been adopted by Campbell & Company Investment Adviser LLC (the "Investment Adviser") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that the Investment Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Investment Adviser and its advisory affiliates.(1)

2. LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the Investment Adviser:

      a) Adopts and implements written policies and procedures that are reasonably designed to ensure that the Investment Adviser votes client securities in the best interest of clients, which procedures must include how the Investment Adviser addresses material conflicts that may arise between its interests and those of its clients;

      b) Discloses to clients how they may obtain information from the Investment Adviser about how it voted with respect to their securities; and

      c) Describes to clients the Investment Adviser's proxy voting policies and procedures and, upon request, furnishes a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, the Investment Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

3. POLICY

The Policy applies to those client accounts that contain voting securities and for which the Investment Adviser has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

When voting proxies for client accounts, the Investment Adviser's primary objective is to make voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, the Investment Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. This Policy is designed to ensure that the Investment Adviser exercises care and diligence to monitor corporate governance and other developments relevant to client securities and to take these factors into account when exercising its authority to vote on behalf of clients. Moreover, to the extent shareholder proposals raise potential conflicts of interest for the Investment Adviser or its affiliates, the Policy obligates the Investment Adviser to resolve those conflicts in favor of its clients.

----------
(1) The Investment Adviser's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Investment Adviser; and 3) all current employees.

In certain situations, a client or its fiduciary may provide the Investment Adviser with a statement of proxy voting policy or guidelines. In these situations, the Investment Adviser shall seek to comply with such policy or guidelines to the extent that it would not be inconsistent with applicable regulation or its fiduciary responsibilities.

4. PROCEDURES

A. The Investment Adviser shall maintain a list of all clients for which it votes proxies. The list will be maintained electronically and updated by the person serving as compliance officer to the Investment Adviser or appropriate party (the "Compliance Officer") on an as-needed basis.

B. The Investment Adviser shall ensure that it is the designated party to receive proxy voting materials from companies or intermediaries. Such entities shall be instructed to direct all proxy voting materials to the Compliance Officer.

C. The Compliance Officer will provide all proxy solicitation information and materials to the appropriate investment personnel of the Investment Adviser (i.e., portfolio managers, analysts, etc.) for their review and consideration.

D. Generally, the Investment Adviser will support management initiatives if it appears that management is reasonable and that the proposals are not detrimental to the long-term value of the investment. However, the Investment Adviser will review all proxies in accordance with the general principles described above and, in light of its review of facts and circumstances it deems relevant, may not support existing management proposals. Moreover, if, after careful consideration, the Investment Adviser believes that management's positions may not be supported consistently, the Investment Adviser will consider whether to sell the Fund's interest in that company. In general, the Investment Adviser:

      o     opposes proposals intended to entrench management;
      o believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience;
      o opposes "poison pills," "golden parachutes" or similar structures that financially inhibit changes in control;
      o believes remuneration should be commensurate with experience, responsibilities and performance; and
      o believes that appropriate steps should be taken to ensure the independence of auditors.

E. The Investment Adviser's investment personnel shall be responsible for making voting decisions with respect to all client proxies. Such decisions shall then be forwarded to the Compliance Officer, typically via electronic mail, who will then ensure that such proxy votes are submitted in a timely manner.

F. The Investment Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of the Investment Adviser's fiduciary obligations. The Investment Adviser shall not ignore or neglect its proxy voting responsibilities at any time. However, there may be times when refraining from voting is in the client's best interest, such as when the Investment Adviser's analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.

G. The Compliance Officer shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which the Investment Adviser believes it may be in its clients' best interest for the Investment Adviser not to vote a particular proxy. The Compliance Officer shall maintain documentation of any cost-benefit analysis with respect to client proxies that are not voted by the Investment Adviser. Generally speaking, the Investment Adviser will not perform a cost-benefit analysis and will not vote proxies of holdings that (i) represent less than 5% of a client's portfolio and (ii) that have been held or are expected to be held for less than 6 months.

H. The Compliance Officer will report any attempts by the personnel of the Investment Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy. Such report shall be made to the Investment Adviser's Chief Executive Officer ("CEO"), or if the CEO is the person attempting to influence the voting, then to the Investment Adviser's outside counsel.

5. MATERIAL CONFLICTS OF INTEREST

A. General: As noted previously, the Investment Adviser will vote its clients' proxies in the best interest of its clients and not its own. In voting client proxies, the Investment Adviser shall avoid material conflicts of interest between the interests of the Investment Adviser on the one hand and the interests of its clients on the other.

B. Potential Material Conflicts of Interest: The Compliance Officer reviews reports that set forth by record date, any security held in a client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of the Investment Adviser (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a pooled vehicle managed by the Investment Adviser or (iii) public company, or a known affiliate of a public company, by which the spouse of an employee of the Investment Adviser or an immediate family member of an employee of the Investment Adviser living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for the Investment Adviser. This list also contains information regarding the source of any potential conflict relating to such companies. The Compliance Officer then reviews potential conflicts identified on those "conflict reports" to determine if business or personal relationships exist between the Investment Adviser, its officers, managers or employees and the company that could present a material conflict of interest.

      If the Compliance Officer determines that the conflict in question is not material, the Investment Adviser will vote the proxy in accordance with the policies stated herein. If a conflict is judged material, the Investment Adviser will obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client's proxy in the manner favored by the Investment Adviser. If obtaining such consent from any client is impracticable or undesirable, the Investment Adviser shall engage an independent proxy voting advisory and research firm, and vote the client(s) proxy in accordance with the published recommendation of that firm. Any vote recommended by that firm is binding and may not be overridden by the Investment Adviser.

      The Compliance Officer will maintain a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer or person responsible for casting votes before the relevant votes are cast.

6. RECORDKEEPING

A. General: In accordance with Rule 204-2(c)(2) under the Advisers Act, the Investment Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of the Investment Adviser:

      o     Proxy voting policies and procedures;
      o     Proxy statements received regarding client securities;
      o     Records of votes cast on behalf of clients;

      o     Records of client requests for proxy voting information; and
      o Any documents prepared by the Investment Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, the Investment Adviser may rely on proxy statements filed on the SEC's EDGAR system (See http://www.sec.gov/info/edgar/forms.htm). Additionally, the Investment Adviser may rely on proxy statements and records of proxy votes cast by the Investment Adviser that are maintained with a third party, such as ADP.

All proxy votes will be recorded on the Investment Adviser's Proxy Voting Record or in another suitable place. In either case, the following information will be maintained:

      o     The name of the issuer of the portfolio security;
      o     The exchange ticker symbol of the portfolio security;
      o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
      o     The shareholder meeting date;
      o The number of shares the Investment Adviser voted on a firm-wide basis;
      o     A brief identification of the matter voted on;
      o Whether the matter was proposed by the issuer or by a security holder;
      o     Whether or not the Investment Adviser cast its votes on the matter;
      o How the Investment Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
      o Whether the Investment Adviser cast its vote with or against management; and
      o     Whether any client requested an alternative vote on its proxy.

B. Conflicting Votes: In the event that the Investment Adviser votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires the Investment Adviser to vote a certain way on an issue, while the Investment Adviser deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

C. Client Request to Review Votes: Any request by a client to review votes, whether written (including e-mail) or oral, received by any of the Investment Adviser's employees, must be promptly reported to the Compliance Officer. All written requests must be retained in the Investment Adviser's proxy voting file. The following additional procedures shall be followed with respect to a client request to review proxy voting information:

      The Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc.) on the document entitled Client Requests for Proxy Information or in another suitable place.

      The Investment Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Investment Adviser. Such a review shall be documented and should be attached and maintained with the client's written request, if applicable, and maintained in the permanent file.

      Clients are permitted to request, and the Investment Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

7. ANNUAL REVIEW & CERTIFICATION

On an annual basis, the Investment Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients' proxies in accordance with the Rule. Further, the Investment Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures. The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (a copy of which is attached as Exhibit A).

8. CONFIDENTIALITY

All reports and any other information filed with the Investment Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to the Investment Adviser's management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

9. AMENDMENT

The Investment Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by the Investment Adviser management.

10. QUESTIONS OR CONCERNS

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to the Investment Adviser's voting of client proxies, should be directed to the Compliance Officer.

                                    EXHIBIT A
                               PROXY VOTING POLICY
                            ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Investment Adviser's Proxy Voting Policy and Procedures. I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to the Investment Adviser's voting of client proxies, then I shall immediately notify the Compliance Officer. I further certify that I have fully and accurately completed this certificate. I am currently aware of the following potential material conflicts of interest or attempts to influence the Investment Adviser's proxy voting process, which are discussed below:

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CERTIFIED BY:

NAME:                                                            (PRINT)
            -----------------------------------------------------

SIGNATURE:
            -----------------------------------------------------

DATE:
            -----------------------------------------------------


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Portfolio Management.

The Adviser makes the Trust's trading decisions using proprietary technical trading models which analyze both technical and fundamental market indicators. Following are the biographies of the members of the Risk Committee which is responsible for overseeing the proprietary technical trading models utilized on behalf of the Trust.

William C. Clarke, III joined Campbell & Company, Inc. in June 1977 and has served as an Executive Vice President since 1991 and a Director since 1984. Mr. Clarke currently oversees all aspects of research, which involves the development of proprietary trading models and portfolio management methods.

Bruce L. Cleland joined Campbell & Company, Inc. in January 1993 and has served as President and a Director since 1994, and Chief Executive Officer since 1997. Mr. Cleland is also the President and Chief Executive Officer of the Adviser. Mr. Cleland has worked in the international derivatives industry since 1973, and has owned and managed firms engaged in global clearing, floor brokerage, trading and portfolio management. Mr. Cleland is currently a member of the Board of Directors of the National Futures Association, and previously served as a member of the Board of Directors of the Managed Funds Association and as a member of the Board of Governors of the COMEX, in New York.

Kevin M. Heerdt joined Campbell & Company, Inc. in March 2003 and has served as Chief Operating Officer since June 2005. Prior to June 2005, Mr. Heerdt served as an Executive Vice President-Research. His duties include trading, risk management, research, and the development of quantitatively based hedge fund and options strategies. From February 2002 to March 2003, he was self-employed through Integrity Consulting. Previously, Mr. Heerdt worked for twelve years at Moore Capital Management, Inc., where he was a Director until 1999, and a Managing Director from 2000 to 2002.

The Trust utilizes a systematic, model driven trading approach. The Adviser manages the Trust's assets based on signals derived from technical trading models, thereby eliminating the "human" element from the day-to-day individual investment decision making process. The Risk Committee meets daily to review the trading signals received by the Trust for that day and the Risk Committee has the authority to override a specific trading signal indicated by the trading models.

Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2005

                            Number of Accounts and Assets for Which
                              Advisory Fee is Performance-Based**

                          Registered   Other Pooled
                          Investment    Investment         Other
                          Companies      Vehicles        Accounts
                          ----------  --------------  --------------
William C. Clarke, III*       0             7              31
                             $0       $7,662,967,198  $4,092,881,324
Bruce L. Cleland*             0             7              31
                             $0       $7,662,967,198  $4,092,881,324
Kevin M. Heerdt*              0             7              31
                             $0       $7,662,967,198  $4,092,881,324

------------
* William C. Clarke, III, Bruce L. Cleland and Kevin M. Heerdt comprise the Risk Committee.
** All of the Pooled Investment Vehicles and Accounts overseen by the Risk Committee have a performance based fee.

Portfolio Manager Compensation

The Risk Committee members are compensated by Campbell & Company, Inc., the managing member and sole owner of the Adviser. The elements of total compensation for the Risk Committee members are base salary and profit sharing, which is based on the annual pre-tax earnings of Campbell & Company, Inc. (a Subchapter S corporation) as well as other employee benefits.

Base Salary. Similar to that of many asset management firms, base salaries, which are fixed, represent a relatively small portion of the Risk Committee members' total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) profit-sharing element of a Risk Committee member's compensation.

Performance-Based Profit Sharing. The profit sharing portion of the compensation for each Risk Committee member is based on the pre-tax earnings of Campbell & Company, Inc. and, as such, will be a product of the advisory and performance-based fees earned through the management of the Trust, the Other Pooled Investment Vehicles, and the Other Accounts mentioned above (See -Other Funds and Accounts Managed by Portfolio Managers as of December 31, 2005). Other factors, such as expenses, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation, will also contribute to the profitability of the Adviser and its affiliates, and will therefore affect the profit sharing aspect of the Risk Committee member's compensation.

Performance-based profit sharing is distributed to the Risk Committee members in cash.

The Adviser strongly believes that providing performance-based compensation and equity ownership aligns the interests of the Risk Committee members with the interests of the Shareholders. This approach ensures that certain Risk Committee members participate in both the "downside risk" and "upside opportunity" of the performance of the Adviser and its affiliates. Risk Committee members therefore have a direct incentive to protect the Adviser's reputation and integrity.

Other Benefits. Risk Committee members are also eligible to participate in broad-based plans offered generally to employees of Campbell & Company and its affiliates, including broad-based 401(k), health, and other employee benefit plans.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

None.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)   (1) Not Applicable.
      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
      (3) Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        The Campbell Multi-Strategy Trust

By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, Chief Financial Officer

Date              March 13, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /s/ Bruce L. Cleland
                  --------------------
                  Bruce L. Cleland, Chief Executive Officer

Date              March 13, 2006


By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, Chief Financial Officer

Date              March 13, 2006